UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-07618

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II

(Exact name of registrant as specified in charter)

1345 Avenue of the Americas, New York, New York 10105

(Address of principal executive offices) (Zip code)

Joseph J. Mantineo

AllianceBernstein L.P.

1345 Avenue of the Americas

New York, New York 10105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 221-5672

Date of fiscal year end: September 30, 2012

Date of reporting period: December 31, 2011

ITEM 1.	SCHEDULE OF INVESTMENTS.

AllianceBernstein Municipal Income Fund II

Arizona Portfolio

Portfolio of Investments

December 31, 2011 (unaudited)

	Principal Amount (000)	U.S. $ Value
MUNICIPAL OBLIGATIONS - 96.4%
Long-Term Municipal Bonds - 96.4%
Arizona - 73.7%
Arizona Cap Fac Fin Corp. (Arizona St Univ)
Series 00
6.25%, 9/01/32	$2,000	$1,997,500
Arizona COP
AGM Series A
5.00%, 9/01/24	6,000	6,528,900
Arizona Dept of Admin Svc (Arizona Lottery)
AGM Series 2010A
5.00%, 7/01/28	6,000	6,561,240
Arizona Game & Fish Dept
5.00%, 7/01/26	1,000	1,041,130
Arizona Hlth Fac Auth (Blood Systems, Inc.)
Series 04
5.00%, 4/01/19	750	771,210
Arizona Hlth Fac Auth (Catholic Healthcare West)
Series 2009 D
5.00%, 7/01/28	1,000	1,022,550
Arizona Hlth Fac Auth (Phoenix Children’s Hospital)
1.10%, 2/01/42 (a)	1,150	1,068,787
Arizona St Univ (Arizona State Univ COP Rsch Infra)
AMBAC Series 05A
5.00%, 9/01/23	2,000	2,106,540
Arizona St West Campus Hsg
AMBAC Series 05
5.00%, 7/01/30	2,200	2,046,770
Arizona Tourism & Sports Auth (Arizona Tourism/Sports Spl Tax)
NPFGC Series 03A
5.00%, 7/01/25	2,400	2,432,256
Arizona Trnsp Brd Hwy
Series 04B
5.00%, 7/01/24	4,300	4,655,309
Series 2011A
5.25%, 7/01/29	1,500	1,718,205
Arizona Wtr Infra Fin Auth (Arizona SRF)
Series 06A
5.00%, 10/01/24	4,000	4,482,120
Dove Mountain Resort CFD AZ
Series 2001
6.75%, 12/01/16	405	347,859
Downtown Phoenix Hotel Corp AZ
FGIC Series 2005A
5.00%, 7/01/29	1,400	1,206,072
Estrella Mtn CFD AZ Desert Vlg
7.375%, 7/01/27	1,089	1,098,474
Estrella Mtn CFD AZ Golf Vlg
Series 01A
7.875%, 7/01/25	2,276	2,292,296

	Principal Amount (000)	U.S. $ Value
Goodyear AZ IDA (Litchfield Park Svc Co.)
Series 99
5.95%, 10/01/23	3,160	2,894,592
Greater AZ Dev Auth
NPFGC Series 05A
5.00%, 8/01/21	1,600	1,702,576
NPFGC Series 05B
5.00%, 8/01/25	4,320	4,490,078
Hassayampa CFD #2 AZ (Hassayampa CFD #2 AZ Forst Rdg)
Series 00
7.50%, 7/01/24	475	475,052
Hassayampa CFD AZ
Series 96
7.75%, 7/01/21	1,655	1,671,633
Maricopa Cnty AZ IDA SFMR
Series 01
5.63%, 3/01/33	120	120,052
Maricopa Cnty AZ USD #89 GO
6.25%, 7/01/26	3,700	4,265,175
Mohave Cnty AZ IDA (Mohave Correctional Fac Prog)
8.00%, 5/01/25	2,000	2,245,300
Nogales AZ Mun Dev Auth Lease (Nogales AZ Lease Mun Dev Auth)
AMBAC Series 05
5.00%, 6/01/27	1,000	1,028,620
Northern Arizona Univ COP (No Arizona Univ COP Rsch Fac)
AMBAC Series 04
5.125%, 9/01/21-9/01/24	7,140	7,408,245
Phoenix AZ Civic Impt Corp. (Phoenix AZ Civic Impt Airport)
5.00%, 7/01/26	4,080	4,434,960
Series 2010A
5.00%, 7/01/31	2,000	2,114,720
Phoenix AZ Civic Impt Corp. (Phoenix AZ Transit Excise Tax)
NPFGC-RE Series 05A
5.00%, 7/01/23	5,500	5,822,465
Phoenix AZ IDA (Phoenix AZ Lease- Capitol Mall)
AMBAC
5.00%, 9/15/25	5,935	6,073,107
Pima Cnty AZ IDA (American Charter Sch Fdntn)
Series 2007A
5.50%, 7/01/26	1,000	899,240
Pima Cnty AZ IDA (Horizon Learning Ctr)
Series 05
5.125%, 6/01/20	1,500	1,425,645
Pima Cnty AZ IDA MFHR
Series 99
7.00%, 12/20/31 (Pre-refunded/ETM)	1,290	1,327,242
Pima Cnty AZ Swr
Series 2011B
5.00%, 7/01/26	1,000	1,116,800
AGM
5.00%, 7/01/25	2,000	2,264,160

	Principal Amount (000)	U.S. $ Value
Pinal Cnty AZ COP
Series 04
5.00%, 12/01/24	2,000	2,059,820
Pinal Cnty AZ IDA (Florence West Prison Proj)
ACA Series 06A
5.25%, 10/01/22	1,400	1,356,334
Queen Creek AZ ID #1
5.00%, 1/01/26	600	600,654
Salt River Proj Agric Impt & Pwr Dist AZ
Series A
5.00%, 1/01/29	3,400	3,771,552
Salt Verde Fin Corp. Gas (Citigroup, Inc.)
5.25%, 12/01/22-12/01/23	1,165	1,188,497
Series 2007
5.00%, 12/01/37	1,000	919,700
Scottsdale AZ IDA (Scottsdale Healthcare)
5.00%, 9/01/23	1,500	1,568,970
AGM
5.00%, 9/01/35	1,500	1,518,825
Show Low AZ ID #6
ACA Series 00
6.00%, 1/01/18	745	745,447
Stoneridge CFD AZ
Series 01
6.75%, 7/15/26	1,650	1,515,641
Sundance AZ CFD #1
Series 02
7.75%, 7/01/22	1,142	1,142,502
Tempe AZ Excise Tax
5.00%, 7/01/24	1,035	1,120,936
Tucson AZ Arpt Auth
AMBAC Series 01
5.35%, 6/01/31	6,475	6,477,266
Tucson AZ COP
NPFGC Series 04A
5.00%, 7/01/23-7/01/24	6,100	6,344,752
Tucson AZ IDA (Univ of AZ/Marshall Foundation)
AMBAC Series 02A
5.00%, 7/15/32	1,000	1,001,740

		124,489,516

California - 1.9%
California Statewide CDA (Enloe Med Ctr)
6.25%, 8/15/28	2,155	2,408,924
Series 2008A
5.375%, 8/15/20	740	837,080

		3,246,004

District of Columbia - 1.4%
District of Columbia Tax Incr
5.25%, 12/01/26	2,040	2,371,765

	Principal Amount (000)	U.S. $ Value
Florida - 0.5%
Double Branch CDD FL
Series 02A
6.70%, 5/01/34	925	919,589

Minnesota - 0.5%
Tobacco Securitization Auth MN
5.25%, 3/01/31	825	843,851

New York - 0.5%
Suffolk Cnty NY EDA (Catholic Hlth Svcs of Long Island)
5.00%, 7/01/28	820	851,382

Ohio - 0.2%
Lorain Cnty OH Port Auth (United States Steel Corp.)
6.75%, 12/01/40	305	314,431

Puerto Rico - 15.8%
Puerto Rico Comwlth Hwy Tran
Series 2002D
5.00%, 7/01/32 (Pre-refunded/ETM)	190	194,378
Puerto Rico Comwlth Hwy Tran (Puerto Rico Hwy & Trnsp Spl Tax)
AGM Series 2002D
5.00%, 7/01/32	1,825	1,828,650
Puerto Rico Conv Ctr Dist Auth (Puerto Rico Hotel Occupancy Tax)
AMBAC Series 06A
5.00%, 7/01/18	6,000	6,368,280
Puerto Rico Elec Pwr Auth
5.00%, 7/01/20-7/01/22	6,400	6,922,118
Puerto Rico GO
5.25%, 7/01/23	575	599,466
Series 01A
5.50%, 7/01/19	500	558,745
Series 03A
5.25%, 7/01/23	500	507,500
Puerto Rico Govt Dev Bank
Series 06B
5.00%, 12/01/15	500	539,455
Puerto Rico HFA MFHR
5.00%, 12/01/17 (Pre-refunded/ETM)	3,015	3,268,350
Puerto Rico HFA MFHR (Puerto Rico HFA Cap Fund)
5.00%, 12/01/17	1,855	1,978,302
5.125%, 12/01/27	385	409,702
Puerto Rico Ind Tour Edl Med (Ascension Health)
Series 00A
6.125%, 11/15/30	1,500	1,504,605
Univ of Puerto Rico
5.00%, 6/01/18	1,855	1,966,856

		26,646,407

	Principal Amount (000)	U.S. $ Value
Texas - 1.9%
Texas Private Acvty Bond Srfc Trnsp Corp. (LBJ Managed Lanes Project)
7.00%, 6/30/40	840	910,896
Texas Private Acvty Bond Srfc Trnsp Corp. (NTE Mobility Partners LLC Project)
6.875%, 12/31/39	420	451,315
Texas Turnpike Auth (Central Texas Turnpike)
AMBAC Series 02A
5.50%, 8/15/39	1,750	1,759,030

		3,121,241

Total Long-Term Municipal Bonds (cost $157,490,263)		162,804,186

	Shares
SHORT-TERM INVESTMENTS - 1.8%
Investment Companies - 1.8%
AllianceBernstein Fixed-Income Shares, Inc. - Government STIF Portfolio, 0.09% (b) (cost $3,138,257)	3,138,257	3,138,257

Total Investments - 98.2% (cost $160,628,520) (c)		165,942,443
Other assets less liabilities - 1.8%		2,985,466

Net Assets - 100.0%		$168,927,909

INTEREST RATE SWAP TRANSACTIONS

			Rate Type
Swap Counterparty	Notional Amount (000)	Termination Date	Payments made by the Portfolio		Payments received by the Portfolio		Unrealized Appreciation/ (Depreciation)
Merill Lynch	$1,440	2/12/12	SIFMA	*	3.548%		$12,421
Merill Lynch	1,000	8/9/26	4.063%		SIFMA	*	(262,732)

							$(250,311)

*	Variable interest rate based on the Securities Industry & Financial Markets Association (SIFMA) Municipal Swap Index.

(a)	Floating Rate Security. Stated interest rate was in effect at December 31, 2011.
(b)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.
(c)	As of December 31, 2011, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $6,180,317 and gross unrealized depreciation of investments was $(866,394), resulting in net unrealized appreciation of $5,313,923.

As of December 31, 2011, the Fund held 45.6% of net assets in insured bonds (of this amount 0.0% represents the Fund’s holding in pre-refunded or escrowed to maturity bonds).

Glossary:

ACA	-	ACA Financial Guaranty Corporation
AGM	-	Assured Guaranty Municipal
AMBAC	-	Ambac Assurance Corporation
CDA	-	Community Development Authority
CDD	-	Community Development District
CFD	-	Community Facilities District
COP	-	Certificate of Participation
EDA	-	Economic Development Agency
ETM	-	Escrowed to Maturity
FGIC	-	Financial Guaranty Insurance Company
GO	-	General Obligation
HFA	-	Housing Finance Authority
ID	-	Improvement District
IDA	-	Industrial Development Authority/Agency
MFHR	-	Multi-Family Housing Revenue
NPFGC	-	National Public Finance Guarantee Corporation
NPFGC-RE	-	National Public Finance Guarantee Corporation Reinsuring FGIC
SFMR	-	Single Family Mortgage Revenue
SRF	-	State Revolving Fund
USD	-	Unified School District

AllianceBernstein Municipal Income Fund II

Arizona Portfolio

December 31, 2011 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The U.S. GAAP disclosure requirements establish a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of December 31, 2011:

Investments in Securities:	Level 1			Level 2		Level 3		Total
Assets:
Long-Term Municipal Bonds	$	– 0	–	$144,276,911		$18,527,275		$162,804,186
Short-Term Investments		3,138,257		– 0	–	– 0	–	3,138,257

Total Investments in Securities		3,138,257		144,276,911		18,527,275		165,942,443
Other Financial Instruments* :
Assets:
Interest Rate Swap Contracts		– 0	–	– 0	–	12,421		12,421
Liabilities:
Interest Rate Swap Contracts		– 0	–	– 0	–	(262,732)		(262,732)

Total		$3,138,257		$144,276,911		$18,276,964		$165,692,132

*	Other financial instruments are derivative instruments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value. The transfers between levels of the fair value hierarchy assumes the financial instrument was transferred at the beginning of the reporting period.

	Long-Term Municipal Bonds			Interest Rate Swap Contracts		Total
Balance as of 9/30/11	$	– 0	–	$(225,592)		$(225,592)
Accrued discounts/(premiums)		(2,027)		– 0	–	(2,027)
Realized gain (loss)		1,030		2,441		3,471
Change in unrealized appreciation/depreciation		42,701		(24,719)		17,982
Purchases		– 0	–	– 0	–	– 0	–
Sales		(414,950)		– 0	–	(414,950)
Settlements		– 0	–	(2,441)		(2,441)
Transfers in to Level 3		18,900,521		– 0	–	18,900,521
Transfers out of Level 3		– 0	–	– 0	–	– 0	–

Balance as of 12/31/11		$18,527,275		$(250,311)		$18,276,964

Net change in unrealized appreciation/depreciation from Investments held as of 12/31/11		$42,701		$(24,719)		$17,982

AllianceBernstein Municipal Income Fund II

Massachusetts Portfolio

Portfolio of Investments

December 31, 2011 (unaudited)

	Principal Amount (000)	U.S. $ Value
MUNICIPAL OBLIGATIONS - 98.8%
Long-Term Municipal Bonds - 98.8%
Massachusetts - 76.5%
Boston MA Wtr & Swr Comm
5.00%, 11/01/26	$2,000	$2,303,700
Series 2010A
5.00%, 11/01/29-11/01/30	5,000	5,656,010
Fall River MA GO
AGM
5.00%, 7/15/28	5,085	5,620,298
Massachusetts Bay Transp Auth
Series 04A
5.25%, 7/01/21 (Pre-refunded/ETM)	2,000	2,231,520
Massachusetts Bay Transp Auth (Massachusetts Bay Trnsp Auth Sales Tax)
5.00%, 7/01/28	1,025	1,175,972
Series B
5.00%, 7/01/29	645	732,759
Massachusetts Dev Fin Agy (Bentley Univ)
5.00%, 7/01/28	4,500	4,771,305
Massachusetts Dev Fin Agy (Boston College)
5.00%, 7/01/31	3,250	3,592,778
Massachusetts Dev Fin Agy (Boston University)
5.00%, 10/01/29	3,300	3,542,583
Massachusetts Dev Fin Agy (Brandeis Univ)
5.00%, 10/01/26-10/01/27	3,300	3,565,649
Series O-2
5.00%, 10/01/28	3,500	3,779,125
Massachusetts Dev Fin Agy (Deerfield Academy)
5.00%, 10/01/30-10/01/40	7,615	8,535,676
Massachusetts Dev Fin Agy (Massachusetts Clg of Pharmacy)
AGC Series 05D
5.00%, 7/01/24	3,500	3,701,670
Massachusetts Dev Fin Agy (Phillips Academy)
5.00%, 9/01/21-9/01/22	6,000	7,130,940
Massachusetts Dev Fin Agy (Sterling & Francine Clark Art Institute)
5.00%, 7/01/31	7,000	7,769,930
Massachusetts Dev Fin Agy (Whitehead Institute)
5.00%, 6/01/26	1,710	1,944,851
Series 2011A
5.00%, 6/01/27-6/01/28	3,225	3,615,002
Massachusetts DOT Met Hwy Sys
Series 2010B
5.00%, 1/01/26	6,900	7,520,448
Massachusetts GO
Series 02C
5.25%, 11/01/30 (Pre-refunded/ETM)	3,075	3,199,107
Series 2008A
5.00%, 9/01/28	2,800	3,137,260

	Principal Amount (000)	U.S. $ Value
AGM Series 05A
5.00%, 3/01/17	5,000	5,654,700
AMBAC
5.00%, 5/01/23	2,635	2,919,158
Massachusetts Hlth & Ed Facs Auth
FGIC
5.00%, 5/15/25 (Pre-refunded/ETM)	80	81,356
Massachusetts Hlth & Ed Facs Auth (Berklee College of Music)
Series 2007A
5.00%, 10/01/32	5,000	5,168,300
Massachusetts Hlth & Ed Facs Auth (Berkshire Health Sys)
RADIAN Series 01E
5.70%, 10/01/25	4,000	4,015,320
Massachusetts Hlth & Ed Facs Auth (Cape Cod Healthcare)
RADIAN Series 01C
5.25%, 11/15/31	2,600	2,565,134
Massachusetts Hlth & Ed Facs Auth (Caregroup, Inc.)
5.375%, 7/01/25	3,000	3,256,890
Massachusetts Hlth & Ed Facs Auth (Covenant Health Sys)
6.00%, 7/01/31	1,955	1,975,840
Massachusetts Hlth & Ed Facs Auth (Harvard Univ)
5.25%, 11/15/23	2,000	2,413,320
Series 2010A
5.00%, 12/15/30	5,000	5,724,950
Series A
5.00%, 12/15/27	2,150	2,509,781
Massachusetts Hlth & Ed Facs Auth (Mass Eye & Ear Infirmary)
Series 2010C
5.375%, 7/01/35	1,005	1,003,000
Massachusetts Hlth & Ed Facs Auth (Massachusetts Inst of Tech)
5.75%, 7/01/26	6,500	7,792,590
Massachusetts Hlth & Ed Facs Auth (Milford Reg Med Ctr)
5.00%, 7/15/22	1,220	1,223,489
Massachusetts Hlth & Ed Facs Auth (Northeastern Univ)
5.00%, 10/01/28	2,025	2,208,870
Series 2010A
5.00%, 10/01/29	5,000	5,411,400
Massachusetts Hlth & Ed Facs Auth (Partners Healthcare Sys)
5.00%, 7/01/27	2,000	2,147,600
5.25%, 7/01/29	2,500	2,739,450
5.75%, 7/01/32	165	166,967
Massachusetts Hlth & Ed Facs Auth (Sterling & Francine Clark Art Institute)
5.00%, 7/01/30	3,860	4,297,029
Massachusetts Hlth & Ed Facs Auth (Suffolk Univ)
6.00%, 7/01/24	2,000	2,219,780

	Principal Amount (000)	U.S. $ Value
Massachusetts Hlth & Ed Facs Auth (Williams College)
Series 2007
5.00%, 7/01/31	5,360	5,730,322
Massachusetts Hlth & Ed Facs Auth (Winchester Medical Center)
5.25%, 7/01/38	2,500	2,475,275
Massachusetts Hlth & Ed Facs Auth (Woods Hole Oceanographic)
5.25%, 6/01/26	1,905	2,138,877
5.375%, 6/01/27	3,060	3,436,961
Massachusetts Port Auth
Series 2010B
5.00%, 7/01/34	2,750	2,975,088
Massachusetts Port Auth (US Airways)
NPFGC Series 96A
5.875%, 9/01/23	2,000	1,860,120
Massachusetts Sch Bldg Auth (Massachusetts Sch Sales Tax)
Series 2011-B
5.00%, 10/15/32	3,720	4,171,943
NPFGC Series 05A
5.00%, 8/15/19	7,000	7,829,150
Massachusetts Spl Obl (Massachusetts Gas Tax)
AGM Series 2005A
3.394%, 6/01/20 (a)	2,000	2,053,460
5.00%, 6/01/23	1,500	1,647,405
Massachusetts Wtr Poll Abatmnt (Massachusetts SRF)
5.00%, 8/01/20-8/01/25	6,125	7,066,910
Massachusetts Wtr Res Auth
Series 2011B
5.00%, 8/01/26-8/01/29	6,755	7,804,889
Metropolitan Boston Trnsp Pkg Corp. MA
5.00%, 7/01/27	6,000	6,624,420
Springfield MA GO
AGM
5.00%, 8/01/19	3,000	3,442,950
Univ of Massachusetts Bldg Auth (Univ of Massachusetts Lease)
5.00%, 5/01/26-5/01/27	6,000	6,467,505

		214,746,782

Arizona - 1.1%
Dove Mountain Resort CFD AZ
Series 2001
6.75%, 12/01/16	345	296,324
Goodyear AZ IDA (Litchfield Park Svc Co.)
Series 01
6.75%, 10/01/31	1,160	1,076,550
Salt Verde Fin Corp. Gas (Citigroup, Inc.)
Series 2007
5.00%, 12/01/37	660	607,002
Stoneridge CFD AZ
Series 01
6.75%, 7/15/26	1,265	1,161,991

		3,141,867

	Principal Amount (000)	U.S. $ Value
California - 1.7%
California Statewide CDA (Enloe Med Ctr)
6.25%, 8/15/28	1,055	1,179,311
Series 2008A
5.50%, 8/15/23	360	397,458
Southern CA Pub Pwr Auth
5.00%, 7/01/23	2,800	3,205,748

		4,782,517

District of Columbia - 3.5%
District of Columbia (Howard Univ)
Series 2011A
6.25%, 10/01/32	5,300	5,679,533
District of Columbia Tax Incr
5.25%, 12/01/26	3,575	4,156,402

		9,835,935

Florida - 0.6%
Crossings at Fleming Is CDD FL
Series 00C
7.10%, 5/01/30	1,750	1,587,197

Georgia – 0.2%
Atlanta GA Tax Allocation (Eastside Proj)
Series 05B
5.60%, 1/01/30	500	499,435

Illinois - 0.4%
Bolingbrook IL Sales Tax
6.25%, 1/01/24	500	317,685
Plano IL SSA #3 (Plano IL SSA #3 Lakewood Spr)
Series 05A
5.95%, 3/01/28	378	374,103
Railsplitter Tobacco Settlement Auth IL
6.00%, 6/01/28	325	349,385

		1,041,173

Minnesota - 0.5%
Tobacco Securitization Auth MN
5.25%, 3/01/31	1,365	1,396,190

Nevada – 0.6%
Clark Cnty NV SID #142 (Clark Cnty NV SID#142 Mtns Edg)
Series 03
6.10%, 8/01/18	920	948,143
Nevada GO
NPFGC-RE Series 2007B
5.00%, 12/01/25	620	677,158

		1,625,301

	Principal Amount (000)	U.S. $ Value
New York - 2.8%
Metropolitan Trnsp Auth NY
Series 2011D
5.00%, 11/15/28	6,065	6,585,862
New York NY GO
Series 06
5.00%, 6/01/22	1,085	1,230,423

		7,816,285

Ohio - 1.5%
Cleveland OH Inc. Tax (Cleveland Police & Fire Pension)
5.25%, 5/15/24	3,450	3,875,109
Lorain Cnty OH Port Auth (United States Steel Corp.)
6.75%, 12/01/40	395	407,213

		4,282,322

Puerto Rico - 8.0%
Puerto Rico Elec Pwr Auth
5.00%, 7/01/18	850	944,988
Series 08WW
5.375%, 7/01/23	2,065	2,244,283
Series 2010 ZZ
5.25%, 7/01/24	3,000	3,258,660
Puerto Rico GO
Series 01A
5.50%, 7/01/19	500	558,745
Series 06A
5.25%, 7/01/22	500	524,190
Puerto Rico Govt Dev Bank
Series 06B
5.00%, 12/01/15	500	539,455
Puerto Rico HFA MFHR
5.00%, 12/01/20 (Pre-refunded/ETM)	1,045	1,132,811
Puerto Rico HFA MFHR (Puerto Rico HFA Cap Fund)
5.00%, 12/01/20	695	730,042
5.125%, 12/01/27	1,965	2,091,074
Puerto Rico Hwy & Trnsp Auth
Series 2003G
5.25%, 7/01/14 (Pre-refunded/ETM)	3,355	3,598,909
Puerto Rico Hwy & Trnsp Auth (Puerto Rico Hwy & Trnsp Spl Tax)
FGIC Series 03G
5.25%, 7/01/14	4,410	4,639,188
FGIC Series 2003G
5.25%, 7/01/14	870	915,214
Puerto Rico Mun Fin Agy
Series 05A
5.25%, 8/01/23	275	283,555
Univ of Puerto Rico
Series 06Q
5.00%, 6/01/19	1,025	1,074,856

		22,535,970

	Principal Amount (000)	U.S. $ Value
Texas - 0.6%
Texas Private Acvty Bond Srfc Trnsp Corp. (LBJ Managed Lanes Project)
7.00%, 6/30/40	1,090	1,181,996
Texas Private Acvty Bond Srfc Trnsp Corp. (NTE Mobility Partners LLC Project)
6.875%, 12/31/39	545	585,635

		1,767,631

Washington - 0.5%
Washington St GO
AGM
5.00%, 7/01/28	1,245	1,353,589

Wisconsin - 0.3%
Oneida Tribe of Indians WS Retail Sales
6.50%, 2/01/31 (b)	750	816,082

Total Investments - 98.8% (cost $261,308,060) (c)		277,228,276
Other assets less liabilities - 1.2%		3,414,537

Net Assets - 100.0%		$280,642,813

INTEREST RATE SWAP TRANSACTIONS

			Rate Type
Swap Counterparty	Notional Amount (000)	Termination Date	Payments made by the Portfolio		Payments received by the Portfolio	Unrealized Appreciation/ (Depreciation)
Citibank	$8,000	12/1/17	SIFMA	*	3.792%	$1,224,061
Merrill Lynch	5,100	10/1/16	SIFMA	*	4.147%	811,180

						$2,035,241

*	Variable interest rate based on the Securities Industry & Financial Markets Association (SIFMA) Municipal Swap Index.

(a)	Variable rate coupon, rate shown as of December 31, 2011.
(b)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security is considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2011, the market value of this security amounted to $816,082 or 0.3% of net assets.
(c)	As of December 31, 2011, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $16,559,112 and gross unrealized depreciation of investments was $(638,896), resulting in net unrealized appreciation of $15,920,216.

As of December 31, 2011, the Fund held 17.5% of net assets in insured bonds (of this amount 0.2% represents the Fund’s holding in pre-refunded or escrowed to maturity bonds).

Glossary:

AGC	-	Assured Guaranty Corporation
AGM	-	Assured Guaranty Municipal
AMBAC	-	Ambac Assurance Corporation
CDA	-	Community Development Authority
CDD	-	Community Development District
CFD	-	Community Facilities District
DOT	-	Department of Transportation
ETM	-	Escrowed to Maturity
FGIC	-	Financial Guaranty Insurance Company
GO	-	General Obligation
HFA	-	Housing Finance Authority
IDA	-	Industrial Development Authority/Agency
MFHR	-	Multi-Family Housing Revenue
NPFGC	-	National Public Finance Guarantee Corporation
NPFGC-RE	-	National Public Finance Guarantee Corporation Reinsuring FGIC
RADIAN	-	Radian Asset Assurance Inc.
SID	-	Special Improvement District
SRF	-	State Revolving Fund
SSA	-	Special Services Area

AllianceBernstein Municipal Income Fund II

Massachusetts Portfolio

December 31, 2011 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The U.S. GAAP disclosure requirements establish a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of December 31, 2011:

Investments in Securities:	Level 1			Level 2		Level 3	Total
Assets:
Long-Term Municipal Bonds	$	– 0	–	$271,384,927		$5,843,349	$277,228,276

Total Investments in Securities		– 0	–	271,384,927		5,843,349	277,228,276
Other Financial Instruments* :
Assets:
Interest Rate Swap Contracts		– 0	–	– 0	–	2,035,241	2,035,241

Total	$	– 0	–	$271,384,927		$7,878,590	$279,263,517

*	Other financial instruments are derivative instruments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value. The transfers between levels of the fair value hierarchy assumes the financial instrument was transferred at the beginning of the reporting period.

	Long-Term Municipal Bonds			Interest Rate Swap Contracts		Total
Balance as of 9/31/11	$	– 0	–	$2,012,523		$2,012,523
Accrued discounts/(premiums)		1,024		– 0	–	1,024
Realized gain (loss)		– 0	–	123,963		123,963
Change in unrealized appreciation/depreciation		(134,141)		22,718		(111,423)
Purchases		– 0	–	– 0	–	– 0	–
Sales		– 0	–	– 0	–	– 0	–
Settlements		– 0	–	(123,963)		(123,963)
Transfers in to Level 3		5,976,466		– 0	–	5,976,466
Transfers out of Level 3		– 0	–	– 0	–	– 0	–

Balance as of 12/31/11		$5,843,349		$2,035,241		$7,878,590

Net change in unrealized appreciation/depreciation from Investments held as of 12/31/11		$(134,141)		$22,718		$(111,423)

AllianceBernstein Municipal Income Fund II

Michigan Portfolio

Portfolio of Investments

December 31, 2011 (unaudited)

	Principal Amount (000)	U.S. $ Value
MUNICIPAL OBLIGATIONS - 94.6%
Long-Term Municipal Bonds - 94.6%
Michigan - 63.6%
Allen Park MI Pub SD GO
Series 03
5.00%, 5/01/16 (Pre-refunded/ETM)	$2,635	$2,797,922
5.00%, 5/01/17 (Pre-refunded/ETM)	2,300	2,442,209
5.00%, 5/01/18 (Pre-refunded/ETM)	1,000	1,061,830
5.00%, 5/01/22 (Pre-refunded/ETM)	2,695	2,861,632
Cedar Springs MI SD GO
Series 03
5.00%, 5/01/28 (Pre-refunded/ETM)	1,835	1,948,458
Detroit MI GO
AMBAC Series 04A-1
5.25%, 4/01/22	1,330	1,158,204
Series 2010
5.00%, 11/01/30	2,000	2,089,820
Detroit MI SD GO
AGM Series 01A
5.125%, 5/01/31 (Pre-refunded/ETM)	2,900	2,945,965
Detroit MI Wtr Supply Sys
AGM Series 2006A
5.00%, 7/01/24	1,885	1,978,326
Dexter Cmnty Sch MI GO
AGM
5.00%, 5/01/25	4,500	4,919,670
Lansing MI Brd Wtr & Lt
AGM Series 03A
5.00%, 7/01/25	2,200	2,294,688
Michigan Federal Hwy Grant
AGM
5.25%, 9/15/26	3,500	3,847,690
Michigan Finance Auth (Michigan SRF)
5.00%, 10/01/24	1,000	1,211,990
Michigan HDA MFHR (Danbury Manor Apts)
Series 02A
5.30%, 6/01/35	2,490	2,452,625
Michigan HDA MFHR (Michigan HDA)
Series 02A
5.50%, 10/20/43	1,950	1,969,032
AMBAC Series 97A
6.10%, 10/01/33	1,280	1,280,576
Michigan Hgr Ed Fac Auth (Hope College)
Series 02A
5.90%, 4/01/32	1,465	1,468,164
Michigan Hgr Ed Stud Loan Auth (Michigan Hgr Ed Stud Loan Prog)
AMBAC Series 17G
5.20%, 9/01/20	3,500	3,517,465
Michigan Hosp Fin Auth
5.00%, 5/15/25 (Pre-refunded/ETM)	415	472,834
Michigan Hosp Fin Auth (Crittenton Hosp Medical Ctr)
Series 02A
5.625%, 3/01/27	1,250	1,254,538

	Principal Amount (000)	U.S. $ Value
Michigan Hosp Fin Auth (Henry Ford Hlth Sys)
Series 2006A
5.25%, 11/15/32	1,600	1,628,016
Michigan Hosp Fin Auth (Trinity Health Credit Group)
Series 2010A
5.00%, 12/01/27	1,000	1,081,270
Michigan Strategic Fund (Detroit Edison Co.)
XLCA Series 02C
5.45%, 12/15/32	3,000	3,005,340
Michigan Strategic Fund (Friendship Associates)
Series 02 A
5.20%, 12/20/22	3,000	3,089,070
Michigan Strategic Fund (Michigan Lease House of Rep Fac)
5.25%, 10/15/31	2,150	2,283,257
North Muskegon SD MI GO
Series 03
5.25%, 5/01/28 (Pre-refunded/ETM)	1,500	1,597,695
Olivet Comnty Schs MI GO
Series 02
5.125%, 5/01/28 (Pre-refunded/ETM)	1,065	1,107,792
Plymouth MI Ed Ctr Charter Sch
Series 05
5.125%, 11/01/18	1,050	1,028,937
Saginaw MI Hosp Fin Auth (Covenant Medical Ctr)
5.00%, 7/01/30	500	495,830
Southfield MI Lib Bldg Auth
NPFGC
5.00%, 5/01/25	3,340	3,560,474

		62,851,319

Arizona - 0.2%
Dove Mountain Resort CFD AZ
Series 2001
6.75%, 12/01/16	215	184,666

District of Columbia - 2.6%
District of Columbia Tax Incr
5.25%, 12/01/26	2,230	2,592,665

Florida - 3.3%
Crossings at Fleming Is CDD FL
Series 00C
7.10%, 5/01/30	1,835	1,664,290
Double Branch CDD FL
Series 02A
6.70%, 5/01/34	915	909,647
Northern Palm Beach Cnty FL ID #27-B
Series 02
6.40%, 8/01/32	700	700,189

		3,274,126

	Principal Amount (000)	U.S. $ Value
Illinois - 0.9%
Antioch Vilage IL SSA #1 (Antioch IL SSA#1 - Deercrest)
Series 03
6.625%, 3/01/33	491	393,944
Plano IL SSA #3 (Plano IL SSA #3 Lakewood Spr)
Series 05A
5.95%, 3/01/28	377	373,113
Railsplitter Tobacco Settlement Auth IL
6.00%, 6/01/28	140	150,504

		917,561

Minnesota - 0.5%
Tobacco Securitization Auth MN
5.25%, 3/01/31	480	490,968

Nevada - 0.7%
Nevada GO
NPFGC-RE Series 2007B
5.00%, 12/01/25	620	677,158

New York - 3.1%
Metropolitan Trnsp Auth NY
Series 2011D
5.00%, 11/15/29	2,155	2,321,797
New York NY GO
Series 06
5.00%, 6/01/22	680	771,140

		3,092,937

Ohio - 2.5%
Cleveland OH Inc. Tax (Cleveland Police & Fire Pension)
5.25%, 5/15/24	2,050	2,302,601
Lorain Cnty OH Port Auth (United States Steel Corp.)
6.75%, 12/01/40	170	175,256

		2,477,857

Puerto Rico - 16.4%
Puerto Rico Elec Pwr Auth
5.00%, 7/01/18	1,000	1,111,750
Series 08WW
5.375%, 7/01/23	1,120	1,217,239
Puerto Rico GO
Series 06A
5.25%, 7/01/22	500	524,190
Puerto Rico HFA MFHR
5.00%, 12/01/17 (Pre-refunded/ETM)	1,945	2,108,438
Puerto Rico HFA MFHR (Puerto Rico HFA Cap Fund)
5.00%, 12/01/17	1,215	1,295,761
5.125%, 12/01/27	145	154,303
Puerto Rico HFC SFMR (Puerto Rico HFC)
Series 01B
5.50%, 12/01/23	1,715	1,716,372
Series 01C
5.30%, 12/01/28	1,530	1,530,383

	Principal Amount (000)	U.S. $ Value
Puerto Rico Ind Tour Edl Med (Ascension Health)
Series 00A
6.125%, 11/15/30	3,000	3,009,210
Puerto Rico Mun Fin Agy
Series 05A
5.25%, 8/01/23	275	283,555
Puerto Rico Sales Tax Fin Corp.
Series 2009A
5.50%, 8/01/28 (Pre-refunded/ETM)	25	32,465
5.50%, 8/01/28	2,975	3,247,718

		16,231,384

Texas - 0.8%
Texas Private Acvty Bond Srfc Trnsp Corp. (LBJ Managed Lanes Project)
7.00%, 6/30/40	470	509,668
Texas Private Acvty Bond Srfc Trnsp Corp. (NTE Mobility Partners LLC Project)
6.875%, 12/31/39	235	252,522

		762,190

Total Long-Term Municipal Bonds (cost $90,383,602)		93,552,831

	Shares
SHORT-TERM INVESTMENTS - 2.8%
Investment Companies – 2.8%
AllianceBernstein Fixed-Income Shares, Inc. - Government STIF Portfolio, 0.09% (a) (cost $2,811,544)	2,811,544	2,811,544

Total Investments - 97.4% (cost $93,195,146) (b)		96,364,375
Other assets less liabilities - 2.6%		2,541,337

Net Assets - 100.0%		$98,905,712

INTEREST RATE SWAP TRANSACTIONS
			Rate Type
Swap Counterparty	Notional Amount (000)	Termination Date	Payments made by the Portfolio		Payments received by the Portfolio	Unrealized Appreciation/ (Depreciation)
Merrill Lynch	$6,200	10/1/16	SIFMA	*	4.147%	$986,140

*	Variable interest rate based on the Securities Industry & Financial Markets Association (SIFMA) Municipal Swap Index.

(a)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.
(b)	As of December 31, 2011, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $3,712,449 and gross unrealized depreciation of investments was $(543,220), resulting in net unrealized appreciation of $3,169,229.

As of December 31, 2011, the Fund held 29.5% of net assets in insured bonds (of this amount 10.1% represents the Fund’s holding in pre-refunded or escrowed to maturity bonds).

Glossary:

AGM	-	Assured Guaranty Municipal
AMBAC	-	Ambac Assurance Corporation
CDD	-	Community Development District
CFD	-	Community Facilities District
ETM	-	Escrowed to Maturity
GO	-	General Obligation
HDA	-	Housing Development Authority
HFA	-	Housing Finance Authority
HFC	-	Housing Finance Corporation
ID	-	Improvement District
MFHR	-	Multi-Family Housing Revenue
NPFGC	-	National Public Finance Guarantee Corporation
NPFGC-RE	-	National Public Finance Guarantee Corporation Reinsuring FGIC
SD	-	School District
SFMR	-	Single Family Mortgage Revenue
SRF	-	State Revolving Fund
SSA	-	Special Services Area
XLCA	-	XL Capital Assurance Inc.

AllianceBernstein Municipal Income Fund II

Michigan Portfolio

December 31, 2011 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The U.S. GAAP disclosure requirements establish a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of December 31, 2011:

Investments in Securities:	Level 1			Level 2		Level 3		Total
Assets:
Long-Term Municipal Bonds	$	– 0	–	$87,784,004		$5,768,827		$93,552,831
Short-Term Investments		2,811,544		– 0	–	– 0	–	2,811,544

Total Investments in Securities		2,811,544		87,784,004		5,768,827		96,364,375
Other Financial Instruments* :
Assets:
Interest Rate Swap Contracts		– 0	–	– 0	–	986,140		986,140
Liabilities:		– 0	–	– 0	–	– 0	–	– 0	–

Total		$2,811,544		$87,784,004		$6,754,967		$97,350,515

*	Other financial instruments are derivative instruments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value. The transfers between levels of the fair value hierarchy assumes the financial instrument was transferred at the beginning of the reporting period.

	Local Governments - Municipal Bonds			Interest Rate Swap Contract		Total
Balance as of 9/30/11	$	– 0	–	$988,310		$988,310
Accrued discounts/(premiums)		1,673		– 0	–	1,673
Realized gain (loss)		– 0	–	62,083		62,083
Change in unrealized appreciation/depreciation		(141,464)		(2,170)		(143,634)
Purchases		– 0	–	– 0	–	– 0	–
Sales		– 0	–	– 0	–	– 0	–
Settlements		– 0	–	(62,083)		(62,083)
Transfers in to Level 3		5,908,618		– 0	–	5,908,618
Transfers out of Level 3		– 0	–	– 0	–	– 0	–

Balance as of 12/31/11		$5,768,827		$986,140		$6,754,967

Net change in unrealized appreciation/depreciation from Investments held as of 12/31/11		$(141,464)		$(2,170)		$(143,634)

AllianceBernstein Municipal Income Fund II

Minnesota Portfolio

Portfolio of Investments

December 31, 2011 (unaudited)

	Principal Amount (000)	U.S. $ Value
MUNICIPAL OBLIGATIONS - 97.8%
Long-Term Municipal Bonds - 97.8%
Minnesota - 97.8%
Bemidji MN Hlth Care Fac (North Country Hlth Svc)
RADIAN Series 02
5.00%, 9/01/31	$1,500	$1,449,330
Cass Lake MN ISD #115 GO
NPFGC-RE
5.00%, 2/01/26	1,760	1,839,534
Chaska MN Elec Sys
Series 05A
5.25%, 10/01/25	1,000	1,064,390
Cottage Grove MN Sr Hsg (PHS Cottage Grove, Inc.)
Series 2006A
6.00%, 12/01/46	675	630,349
Farmington MN ISD #192 GO (Farmington MN ISD)
AGM Series 05B
5.00%, 2/01/24	3,875	4,248,821
Hennepin Cnty MN Sales Tax (Ballpark Proj)
5.00%, 12/15/23	3,475	3,993,470
Maple Grove MN Hlth Care Sys (Maple Grove Hospital)
5.00%, 5/01/22	650	665,496
Metropolitan Council MN GO
5.00%, 3/01/22	5,000	5,708,900
Minneapolis MN (National Marrow Donor Prog)
4.875%, 8/01/25	1,170	1,156,802
Minneapolis MN Common Bond FD
Series 20102A
6.25%, 12/01/30	1,000	1,128,760
Minneapolis MN GO
NPFGC Series 02
5.25%, 12/01/26	2,000	2,063,860
Minneapolis MN Hlth Care Sys (Fairview Health Svcs)
AMBAC Series 05D
5.00%, 11/15/30	1,000	1,011,830
Minneapolis MN MFHR (Bottineau Commons Apts)
Series 02
5.45%, 4/20/43	2,000	2,002,020
Minneapolis MN MFHR (Sumner Field Apts)
Series 02
5.60%, 11/20/43	2,505	2,516,698
Minneapolis-St Paul MN Hsg & Redev Auth (Children’s Health Care)
5.25%, 8/15/35	1,000	1,066,240
Series 2010A
5.00%, 8/15/30	1,000	1,031,580
Series D
5.25%, 8/15/25	500	559,420

	Principal Amount (000)	U.S. $ Value
Minneapolis-St Paul MN Metro Arpt Commn (Minneapolis-St Paul MN Intl Arpt)
5.00%, 1/01/30	1,250	1,353,413
NPFGC Series 03A
5.00%, 1/01/28	1,500	1,517,445
Series 2009A
5.00%, 1/01/21	2,020	2,350,432
Minnesota 911 Spl Fee
AGC Series 2009
5.00%, 6/01/21	1,970	2,345,009
Minnesota Agr & Econ Dev Brd (Essentia Health)
AGC Series 2008 C-1
5.50%, 2/15/25	1,000	1,139,370
Minnesota Agr & Econ Dev Brd (Evangelical Luth Good Sam Soc)
Series 02
6.00%, 2/01/22-2/01/27	2,880	2,911,966
Minnesota GO
5.00%, 8/01/19-6/01/21	4,000	4,806,650
Minnesota HFA SFMR (Minnesota HFA)
Series 96F
6.30%, 1/01/28	210	210,170
Series 98H
6.05%, 7/01/31	920	921,334
Minnesota Hgr Ed Fac Auth (Carleton College)
Series D
5.00%, 3/01/30	2,000	2,219,080
Minnesota Hgr Ed Fac Auth (Gustavus Adolfus College)
5.00%, 10/01/31	2,770	2,994,758
Minnesota Hgr Ed Fac Auth (St. Catherine College)
5.375%, 10/01/32	1,000	1,001,810
Minnesota Hgr Ed Fac Auth (St. Olaf College)
Series 2010 7-F
5.00%, 10/01/20	700	836,549
Minnesota Hgr Ed Fac Auth (St. Scholastic College)
Series 2010H
5.125%, 12/01/30	1,000	1,017,180
Minnesota Hgr Ed Fac Auth (Univ of St Thomas MN)
Series 04-5
5.00%, 10/01/24	1,000	1,058,660
5.25%, 10/01/34	1,000	1,033,370
Series 2009
5.00%, 10/01/29	1,000	1,091,660
Minnesota Mun Pwr Agy Elec
5.25%, 10/01/21	3,000	3,288,120
Series 04A
5.25%, 10/01/24	500	536,575
Minnetonka MN MFHR (Archer Heights Apts)
Series 99A
5.30%, 1/20/27	1,620	1,620,324

	Principal Amount (000)	U.S. $ Value
No St Paul Maplewd MN ISD #622
AGM
5.00%, 8/01/20	3,425	3,911,110
Northern Mun Pwr Agy MN (Northern Mun Pwr Agy MN Elec)
5.00%, 1/01/23-1/01/24	4,135	4,821,229
Prior Lake MN ISD #719 GO
AGM Series 05B
5.00%, 2/01/23	3,350	3,644,834
Rochester MN Hlth Care Fac (Mayo Clinic)
Series D
5.00%, 11/15/38	1,000	1,071,890
Shakopee MN Hlthcare Fac (St Francis Reg Medical Ctr)
Series 04
5.10%, 9/01/25	600	605,742
Shoreview MN MFHR (Lexington Apts)
Series 01A
5.55%, 8/20/42	1,445	1,445,723
St. Cloud MN Hosp (Centracare Hlth Sys)
Series 2010A
5.125%, 5/01/30	1,500	1,571,805
St. Louis Park MN Hlth Care Facs (Park Nicollet Health Svcs)
Series 2009
5.50%, 7/01/29	1,150	1,193,539
St. Paul MN Hsg & Redev Auth (Block 19 Ramp Parking Proj)
Series 2010A
5.00%, 8/01/30	1,870	2,001,723
St. Paul MN Hsg & Redev Auth (Gillette Childrens Specialty Hosp)
5.00%, 2/01/21	500	511,635
St. Paul MN Port Auth (Allina Health Sys)
Series 2009 A-2
5.25%, 11/15/28	1,200	1,281,900
St. Paul MN Port Auth (Amherst H Wilder Fndtn)
5.00%, 12/01/29	3,945	4,228,803
St. Paul MN Port Auth Lease (St. Paul MN Port Lease off Bldg)
Series 02
5.25%, 12/01/27	1,725	1,756,412
Series 03
5.00%, 12/01/23	1,000	1,045,260
St. Paul MN Rec Facs (Highland National Proj)
5.00%, 10/01/20-10/01/25	2,750	3,047,900
Tobacco Securitization Auth MN
5.25%, 3/01/31	1,075	1,099,564
Western MN Mun Pwr Agy
AGM
5.00%, 1/01/17	700	821,387
NPFGC Series 03A
5.00%, 1/01/26-1/01/30	3,100	3,147,986

	Principal Amount (000)	U.S. $ Value
White Bear Lake MN MFHR (Renova Partners Proj)
Series 01
5.60%, 10/01/30	1,000	1,000,120
Willmar MN GO (Rice Memorial Hosp)
AGM Series 02
5.00%, 2/01/32	2,000	2,025,980

Total Long-Term Municipal Bonds (cost $101,046,596)		106,625,917

	Shares
SHORT-TERM INVESTMENTS - 0.4%
Investment Companies - 0.4%
AllianceBernstein Fixed-Income Shares, Inc. - Government STIF Portfolio, 0.09% (a) (cost $432,805)	432,805	432,805

Total Investments - 98.2% (cost $101,479,401) (b)		107,058,722
Other assets less liabilities - 1.8%		2,000,338

Net Assets - 100.0%		$109,059,060

INTEREST RATE SWAP TRANSACTIONS

			Rate Type
Swap Counterparty	Notional Amount (000)	Termination Date	Payments made by the Portfolio		Payments received by the Portfolio	Unrealized Appreciation/ (Depreciation)
Merrill Lynch	$3,500	8/1/16	SIFMA	*	4.071%	$520,557

*	Variable interest rate based on the Securities Industry & Financial Markets Association (SIFMA) Municipal Swap Index.

(a)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.
(b)	As of December 31, 2011, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $5,636,129 and gross unrealized depreciation of investments was $(56,808), resulting in net unrealized appreciation of $5,579,321.

As of December 31, 2011, the Fund held 26.7% of net assets in insured bonds (of this amount 0.0% represents the Fund’s holding in pre-refunded or escrowed to maturity bonds).

Glossary:

AGC	-	Assured Guaranty Corporation
AGM	-	Assured Guaranty Municipal
AMBAC	-	Ambac Assurance Corporation

GO	-	General Obligation
HFA	-	Housing Finance Authority
ISD	-	Independent School District
MFHR	-	Multi-Family Housing Revenue
NPFGC	-	National Public Finance Guarantee Corporation
NPFGC-RE	-	National Public Finance Guarantee Corporation Reinsuring FGIC
RADIAN	-	Radian Asset Assurance Inc.
SFMR	-	Single Family Mortgage Revenue

AllianceBernstein Municipal Income Fund II

Minnesota Portfolio

December 31, 2011 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The U.S. GAAP disclosure requirements establish a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of December 31, 2011:

Investments in Securities:	Level 1			Level 2		Level 3		Total
Assets:
Long-Term Municipal Bonds	$	– 0	–	$105,995,568		$630,349		$106,625,917
Short-Term Investments		432,805		– 0	–	– 0	–	432,805

Total Investments in Securities		432,805		105,995,568		630,349		107,058,722
Other Financial Instruments* :
Assets:
Interest Rate Swap Contracts		– 0	–	– 0	–	520,557		520,557
Liabilities		– 0	–	– 0	–	– 0	–	– 0	–

Total		$432,805		$105,995,568		$1,150,906		$107,579,279

*	Other financial instruments are derivative instruments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value. The transfers between levels of the fair value hierarchy assumes the financial instrument was transferred at the beginning of the reporting period.

	Long-Term Municipal Bonds			Interest Rate Swaps		Total
Balance as of 09/30/11	$	– 0	–	$523,166		$523,166
Accrued discounts/(premiums)		130		– 0	–	130
Realized gain (loss)		– 0	–	34,182		34,182
Change in unrealized appreciation/depreciation		15,496		(2,609)		12,887
Purchases		– 0	–	– 0	–	– 0	–
Sales		– 0	–	– 0	–	– 0	–
Settlements		– 0	–	(34,182)		(34,182)
Transfers in to Level 3		614,723		– 0	–	614,723
Transfers out of Level 3		– 0	–	– 0	–	– 0	–

Balance as of 12/31/11		$630,349		$520,557		$1,150,906

Net change in unrealized appreciation/depreciation from Investments held as of 12/31/11*		$15,496		$(2,609)		$12,887

*	The unrealized appreciation/depreciation is included in net change in unrealized appreciation/depreciation of investments in the accompanying statement of operations.

AllianceBernstein Municipal Income Fund II

New Jersey Portfolio

Portfolio of Investments

December 31, 2011 (unaudited)

	Principal Amount (000)	U.S. $ Value
MUNICIPAL OBLIGATIONS - 100.0%
Long-Term Municipal Bonds - 100.0%
New Jersey - 71.2%
Bergen Cnty NJ Impt Auth (Bergen Cnty NJ GO)
5.00%, 12/15/17	$2,755	$3,353,882
Bergen Cnty NJ Impt Auth (Wyckoff Twnj NJ Brd Ed GO)
Series 05
5.00%, 4/01/25	1,555	1,669,137
Higher Ed Student Assist NJ
NPFGC Series 00A
6.15%, 6/01/19	705	706,100
Landis NJ Swr Auth
NPFGC-RE Series 93
9.615%, 9/19/19 (a)	2,050	2,482,837
Middlesex Cnty NJ Impt Auth z (Skyline Tower Apts)
Series 01
5.25%, 7/01/21	750	751,215
Morris-Union NJ Jt Comm COP
RADIAN Series 04
5.00%, 5/01/24	1,290	1,284,040
New Jersey Ed Fac Auth
5.00%, 7/01/23 (Pre-refunded/ETM)	280	321,322
AMBAC Series 02A
5.125%, 9/01/22 (Pre-refunded/ETM)	2,500	2,580,100
FGIC Series 04E
5.00%, 7/01/28 (Pre-refunded/ETM)	1,000	1,106,960
New Jersey Ed Fac Auth (New Jersey Inst of Technology)
Series 2010H
5.00%, 7/01/31	700	733,019
New Jersey Ed Fac Auth (Princeton Theological Seminary)
Series 2010A
5.00%, 7/01/28	5,000	5,789,150
New Jersey Ed Fac Auth (Princeton Univ)
5.00%, 7/01/23	3,200	3,541,344
New Jersey Ed Fac Auth (Richard Stockton College)
5.50%, 7/01/23	4,500	5,113,395
New Jersey EDA
Series 04-I
5.25%, 9/01/24 (Pre-refunded/ETM)	2,510	2,819,834
New Jersey EDA (Jersey Gardens Mall)
Series 98B
6.50%, 4/01/28	4,500	4,803,930
New Jersey EDA (Masonic Charity Foundation NJ)
Series 01
5.50%, 6/01/31	1,000	1,006,210
Series 02
5.25%, 6/01/24	540	547,355
New Jersey EDA (New Jersey Lease Liberty St Pk)
Series A
5.00%, 3/01/24	1,500	1,561,155

	Principal Amount (000)	U.S. $ Value
New Jersey EDA (New Jersey Lease Sch Fac)
AGM
5.00%, 9/01/22	3,540	3,905,647
Series 05
5.25%, 3/01/25	3,300	3,562,152
New Jersey EDA (NUI Corp.)
ACA Series 98A
5.25%, 11/01/33	2,200	2,200,198
New Jersey Hlth Care Fac Fin Auth
5.75%, 7/01/25 (Pre-refunded/ETM)	900	924,030
RADIAN Series 04A
5.25%, 7/01/23 (Pre-refunded/ETM)	2,085	2,623,618
New Jersey Hlth Care Fac Fin Auth (AHS Hospital Corp.)
Series 08
5.125%, 7/01/22	1,000	1,082,130
New Jersey Hlth Care Fac Fin Auth (Atlantic City Med Ctr)
5.75%, 7/01/25	975	987,100
New Jersey Hlth Care Fac Fin Auth (Bayshore Community Hospital)
RADIAN Series 02
5.125%, 7/01/32	5,250	4,226,040
New Jersey Hlth Care Fac Fin Auth (Hackensack Univ Med Ctr)
5.00%, 1/01/34	1,940	1,945,063
New Jersey Hlth Care Fac Fin Auth (Holy Name Hospital)
5.00%, 7/01/25	2,100	2,083,725
New Jersey Hlth Care Fac Fin Auth (House of Good Shepherd)
RADIAN Series 01A
5.20%, 7/01/31	1,350	1,117,368
New Jersey Hlth Care Fac Fin Auth (Kennedy Health Sys)
Series 01
5.625%, 7/01/31	2,700	2,700,810
New Jersey Hlth Care Fac Fin Auth (Newton Memorial Hospital)
AGM Series 01
5.00%, 7/01/26	1,500	1,501,485
New Jersey Hlth Care Fac Fin Auth (Southern Ocean Cnty Hosp)
RADIAN Series 01
5.125%, 7/01/31	4,500	4,503,645
New Jersey Hsg & Mtg Agy MFHR (New Jersey Hsg & Mtg Fin Agy)
AGM Series 00A1
6.35%, 11/01/31	2,000	2,001,660
New Jersey Trnsp Trust Fd Auth
Series 03C
5.50%, 6/15/24 (Pre-refunded/ETM)	2,250	2,418,502
New Jersey Trnsp Trust Fd Auth (New Jersey Trnsp Fed Hwy Grant)
NPFGC-RE Series 2006A
5.00%, 6/15/18	3,400	3,828,570

	Principal Amount (000)	U.S. $ Value
New Jersey Turnpike Auth (New Jersey Turnpike)
Series 2009H
5.00%, 1/01/23	5,000	5,649,800
Newark NJ Hsg Auth PANYNJ Term
NPFGC Series 04
5.25%, 1/01/21 (Pre-refunded/ETM)	2,380	2,604,934
5.25%, 1/01/22 (Pre-refunded/ETM)	1,200	1,313,412
North Hudson Swr Auth NJ
NPFGC Series 01A
Zero Coupon, 8/01/24	12,340	6,714,194
Rutgers State Univ NJ GO
5.00%, 5/01/30	1,000	1,102,890
Salem Cnty NJ Poll Cntl Fin Auth (Public Service Elec & Gas)
Series 01A
5.75%, 4/01/31	1,500	1,514,880
South Jersey Port Corp. NJ
5.20%, 1/01/23	1,000	1,012,130
Union Cnty NJ Impt Auth (Union Cnty NJ GO)
NPFGC Series 03A
5.25%, 8/15/23	2,885	3,012,344
Union Cnty NJ Util Auth
Series 2011A
5.25%, 12/01/31	4,560	4,793,472

		109,500,784

Arizona - 0.2%
Dove Mountain Resort CFD AZ
Series 2001
6.75%, 12/01/16	310	266,262

California - 1.1%
California Statewide CDA (Enloe Med Ctr)
6.25%, 8/15/28	1,165	1,302,272
Series 2008A
5.50%, 8/15/23	400	441,620

		1,743,892

District of Columbia - 2.3%
District of Columbia Tax Incr
5.25%, 12/01/26	3,070	3,569,274

Florida - 2.9%
Crossings at Fleming Is CDD FL
Series 00C
7.10%, 5/01/30	2,500	2,267,425
Double Branch CDD FL
Series 02A
6.70%, 5/01/34	905	899,706
Hammock Bay CDD FL
Series 04A
6.15%, 5/01/24	170	165,690
Northern Palm Beach Cnty FL ID #27-B
Series 02
6.40%, 8/01/32	1,165	1,165,315

		4,498,136

	Principal Amount (000)	U.S. $ Value
Guam - 0.3%
Guam Wtrworks Auth
Series 05
6.00%, 7/01/25	500	512,130

Illinois - 0.4%
Plano IL SSA #3 (Plano IL SSA #3 Lakewood Spr)
Series 05A
5.95%, 3/01/28	528	522,556

Minnesota - 0.5%
Tobacco Securitization Auth MN
5.25%, 3/01/31	750	767,138

New York - 4.4%
New York NY GO
Series 06
5.00%, 6/01/22	950	1,077,328
Port Authority of NY & NJ
NPFGC-RE Series 02
5.25%, 5/15/37	2,500	2,535,875
Port Authority of NY & NJ (Delta Airlines, Inc.)
NPFGC Series 97-6
5.75%, 12/01/22	3,175	3,203,226

		6,816,429

Ohio - 2.5%
Cleveland OH Inc. Tax (Cleveland Police & Fire Pension)
5.25%, 5/15/24	3,000	3,369,660
Columbiana Cnty Port Auth OH (Apex Environmental LLC)
Series 04A
7.125%, 8/01/25 (b)(c)	500	403,140

		3,772,800

Pennsylvania - 4.9%
Delaware Riv Port Auth PA & NJ
Series 2010E
5.00%, 1/01/28-1/01/29	5,530	5,925,016
Delaware River JT Toll Brdg Commn PA
Series 03
5.00%, 7/01/28	1,625	1,654,380

		7,579,396

Puerto Rico - 7.0%
Puerto Rico Elec Pwr Auth
5.00%, 7/01/18	900	1,000,575
Series 08WW
5.375%, 7/01/23	2,165	2,352,965
Puerto Rico GO
Series 01A
5.50%, 7/01/19	500	558,745

	Principal Amount (000)	U.S. $ Value
Series 04A
5.25%, 7/01/19	710	739,536
Series 06A
5.25%, 7/01/22	500	524,190
Puerto Rico HFA MFHR
5.00%, 12/01/17 (Pre-refunded/ETM)	2,355	2,552,891
Puerto Rico HFA MFHR (Puerto Rico HFA Cap Fund)
5.00%, 12/01/17	1,310	1,397,076
5.125%, 12/01/27	305	324,569
Univ of Puerto Rico
Series 06Q
5.00%, 6/01/20	1,260	1,314,003

		10,764,550

Texas - 2.3%
Camino Real Regl Mob Auth TX
5.00%, 2/15/22	905	905,371
Dallas TX ISD GO
Series 2004
5.00%, 2/15/28 (Pre-refunded/ETM)	2,450	2,685,592

		3,590,963

Total Investments - 100.0% (cost $147,044,924) (d)		153,904,310
Other assets less liabilities - 0.0%		25,340

Net Assets - 100.0%		$153,929,650

INTEREST RATE SWAP TRANSACTIONS
			Rate Type
Swap Counterparty	Notional Amount (000)	Termination Date	Payments made by the Portfolio		Payments received by the Portfolio	Unrealized Appreciation/ (Depreciation)
Merrill Lynch	$3,000	10/21/16	SIFMA	*	4.129%	$471,357

* Variable interest rate based on the Securities Industry & Financial Markets Association (SIFMA) Municipal Swap Index.

(a)	Variable rate coupon, rate shown as of December 31, 2011.
(b)	Fair valued.
(c)	Illiquid security.
(d)	As of December 31, 2011, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $8,451,276 and gross unrealized depreciation of investments was $(1,591,890), resulting in net unrealized appreciation of $6,859,386.

As of December 31, 2011, the Portfolio held 34.7% of net assets in insured bonds (of this amount 19.1% represents the Portfolio’s holding in pre-refunded or escrowed to maturity bonds).

Glossary:

ACA	-	ACA Financial Guaranty Corporation
AGM	-	Assured Guaranty Municipal
AMBAC	-	Ambac Assurance Corporation
CDA	-	Community Development Authority
CDD	-	Community Development District
CFD	-	Community Facilities District
COP	-	Certificate of Participation
EDA	-	Economic Development Agency
ETM	-	Escrowed to Maturity
FGIC	-	Financial Guaranty Insurance Company
GO	-	General Obligation
HFA	-	Housing Finance Authority
ID	-	Improvement District
ISD	-	Independent School District
MFHR	-	Multi-Family Housing Revenue
NPFGC	-	National Public Finance Guarantee Corporation
NPFGC-RE	-	National Public Finance Guarantee Corporation Reinsuring FGIC
RADIAN	-	Radian Asset Assurance Inc.
SSA	-	Special Services Area

AllianceBernstein Municipal Income Fund II

New Jersey Portfolio

December 31, 2011 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The U.S. GAAP disclosure requirements establish a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of December 31, 2011:

Investments in Securities:	Level 1			Level 2		Level 3		Total
Assets:
Long-Term Municipal Bonds	$	– 0	–	$136,643,251		$17,261,059		$153,904,310

Total Investments in Securities		– 0	–	136,643,251		17,261,059		153,904,310
Other Financial Instruments* :
Assets:
Interest Rate Swap Contracts		– 0	–	– 0	–	471,357		471,357
Liabilities		– 0	–	– 0	–	– 0	–	– 0	–

Total	$	– 0	–	$136,643,251		$17,732,416		$154,375,667

*	Other financial instruments are derivative instruments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value. The transfers between levels of the fair value hierarchy assumes the financial instrument was transferred at the beginning of the reporting period.

	Long-Term Municipal Bonds			Interest Rate Swap Contracts		Total
Balance as of 9/30/11	$	– 0	–	$472,065		$472,065
Accrued discounts/(premiums)		(773)		– 0	–	(773)
Realized gain (loss)		– 0	–	29,791		29,791
Change in unrealized appreciation/depreciation		274,172		(708)		273,464
Purchases		– 0	–	– 0	–	– 0	–
Sales		(10,000)		– 0	–	(10,000)
Settlements		– 0	–	(29,791)		(29,791)
Transfers in to Level 3		16,997,660		– 0	–	16,997,660
Transfers out of Level 3		– 0	–	– 0	–	– 0	–

Balance as of 12/31/11		$17,261,059		$471,357		$17,732,416

Net change in unrealized appreciation/depreciation from Investments held as of 12/31/11		$274,172		$(708)		$273,464

AllianceBernstein Municipal Income Fund II

Ohio Portfolio

Portfolio of Investments

December 31, 2011 (unaudited)

	Principal Amount (000)	U.S. $ Value
MUNICIPAL OBLIGATIONS - 100.0%
Long-Term Municipal Bonds - 100.0%
Ohio - 77.1%
Allen Cnty OH Hosp (Catholic Healthcare Partners)
Series 2010B
5.25%, 9/01/27	$2,350	$2,497,580
Brookville OH Local SD GO
AGM Series 03
5.00%, 12/01/26 (Pre-refunded/ETM)	2,000	2,174,060
Canton OH SD GO
NPFGC Series 04B
5.00%, 12/01/22-12/01/23	2,150	2,311,655
Central OH Solid Wst Auth
AMBAC Series 04B
5.00%, 12/01/21	2,035	2,192,692
Cincinnati OH Tech College
AMBAC Series 02
5.00%, 10/01/28	5,000	4,999,600
Cleveland OH Arpt Sys
AMBAC Series 2006 A
5.00%, 1/01/23	4,000	4,195,880
Cleveland OH GO
AMBAC Series 04
5.25%, 12/01/24 (Pre-refunded/ETM)	1,200	1,359,360
NPFGC Series 02
5.25%, 12/01/27 (Pre-refunded/ETM)	4,380	4,575,917
Cleveland OH Pub Pwr Sys
NPFGC-RE Series 06A
5.00%, 11/15/18	2,165	2,433,395
Cleveland OH Wtrworks
NPFGC
5.00%, 1/01/23	2,500	2,820,200
Cleveland OH Inc. Tax (Cleveland Police & Fire Pension)
5.25%, 5/15/24	2,500	2,808,050
Columbiana Cnty Port Auth OH (Apex Environmental LLC)
Series 04A
7.125%, 8/01/25 (a)(b)	500	403,140
Columbus OH SD GO
FGIC Series 03
5.00%, 12/01/24 (Pre-refunded/ETM)	2,500	2,662,850
5.00%, 12/01/25 (Pre-refunded/ETM)	2,230	2,375,262
Cuyahoga Cnty OH Econ Dev (Cuyahoga Cnty OH Lease)
Series 2010G
5.25%, 12/01/25	3,200	3,694,016
Cuyahoga Cnty OH GO
RADIAN Series 04
5.00%, 11/15/19	1,850	1,867,057
Cuyahoga Cnty OH MFHR (Longwood Apts)
Series 01
5.60%, 1/20/43	3,620	3,649,612
Cuyahoga Cnty OH Port Auth (University Square Proj)
Series 01
7.35%, 12/01/31	2,000	2,022,000

	Principal Amount (000)	U.S. $ Value
Cuyahoga OH CCD
5.00%, 8/01/24	1,545	1,750,825
Dayton OH Arpt (James M Cox Dayton Intl Arpt)
RADIAN Series 03A
5.00%, 12/01/23	1,280	1,302,976
Delaware OH SD GO
NPFGC Series 04
5.00%, 12/01/19	1,340	1,472,432
Dublin OH SD GO
AGM Series 03
5.00%, 12/01/22 (Pre-refunded/ETM)	1,500	1,632,045
Erie Cnty OH Hosp (Firelands Regional Med Ctr)
Series 2002A
5.625%, 8/15/32	2,745	2,746,702
Franklin Cnty OH MFHR (Agler Green Apts)
Series 02A
5.65%, 5/20/32	770	784,130
5.80%, 5/20/44	1,150	1,173,380
Greater Cleveland RTA OH (Gtr Cleveland Trnsp Spl Tax)
NPFGC Series 04
5.00%, 12/01/24	1,350	1,441,246
Hamilton Cnty Conv Fac Auth OH (Hamilton Cnty OH)
NPFGC-RE Series 04
5.00%, 12/01/23	1,330	1,399,160
Hamilton OH SD GO
NPFGC
5.00%, 12/01/24	1,000	1,052,660
Lorain Cnty OH Port Auth (United States Steel Corp.)
6.75%, 12/01/40	270	278,348
Madeira OH City SD GO
NPFGC Series 04
5.00%, 12/01/22 (Pre-refunded/ETM)	1,295	1,457,678
5.00%, 12/01/23 (Pre-refunded/ETM)	1,370	1,542,099
Miami Univ OH
5.00%, 9/01/31	1,000	1,102,130
Oak Hills OH Local SD GO
AGM Series 05
5.00%, 12/01/25	1,000	1,047,950
Ohio Bldg Auth (Ohio Lease Adult Corr Fac)
AGM Series 05A
5.00%, 4/01/24	1,500	1,619,805
NPFGC Series 04A
5.00%, 4/01/22	2,975	3,174,771
Ohio GO
5.00%, 9/15/22	3,085	3,870,626
Series 04A
5.00%, 6/15/22	3,000	3,291,330
Ohio HFA SFMR (Ohio HFA)
Series 02
5.375%, 9/01/33	955	961,036
Series 02-A3
5.50%, 9/01/34	245	245,669

	Principal Amount (000)	U.S. $ Value
Ohio Higher Edl Fac Commn (Denison Univ)
Series 04
5.00%, 11/01/21-11/01/24	3,440	3,667,358
Ohio St Higher Edl Fac Rev (Univ of Dayton OH)
5.375%, 12/01/30	750	813,143
Ohio Swr & Solid Wst Fac (Anheuser-Busch Cos., Inc.)
Series 01
5.50%, 11/01/35	3,000	3,001,110
Ohio Univ
NPFGC Series 04
5.00%, 12/01/22	1,950	2,107,735
Ohio Wtr Dev Auth (Anheuser-Busch Cos., Inc.)
Series 99
6.00%, 8/01/38	2,250	2,251,485
Pinnacle Cmnty Infra Fin Auth (Pinnacle Club of Grove City)
Series A
6.00%, 12/01/22	1,679	1,466,287
Princeton OH City SD GO
NPFGC Series 03
5.00%, 12/01/24 (Pre-refunded/ETM)	1,600	1,739,248
Riversouth Auth OH
Series 04A
5.25%, 12/01/21-12/01/22	2,000	2,143,340
Series 05A
5.00%, 12/01/24	3,590	3,849,916
Toledo OH City SD GO
NPFGC-RE Series 03B
5.00%, 12/01/23	2,940	3,125,690
Toledo-Lucas Cnty OH Port Auth (Cargill, Inc.)
Series 04B
4.50%, 12/01/15	2,500	2,661,850
Toledo-Lucas Cnty OH Port Auth (CSX Corp., Inc.)
Series 92
6.45%, 12/15/21	1,270	1,480,058
Univ of Cincinnati COP
NPFGC
5.00%, 6/01/24	4,470	4,698,015
Youngstown OH GO
AGM
5.00%, 12/01/25	2,155	2,282,641

		117,677,200

Arizona - 0.2%
Dove Mountain Resort CFD AZ
Series 2001
6.75%, 12/01/16	300	257,673

California - 0.0%
California GO
5.25%, 4/01/29	5	5,248

	Principal Amount (000)	U.S. $ Value
District of Columbia - 2.1%
District of Columbia (Howard Univ)
Series 2011A
6.25%, 10/01/32	3,000	3,214,830

Florida - 2.1%
Collier Cnty FL IDA (Allete)
Series 96
6.50%, 10/01/25	200	200,638
Crossings at Fleming Is CDD FL
Series 00C
7.10%, 5/01/30	2,000	1,813,940
Double Branch CDD FL
Series 02A
6.70%, 5/01/34	885	879,823
Hammock Bay CDD FL
Series 04A
6.15%, 5/01/24	255	248,536

		3,142,937

Georgia - 0.3%
Atlanta GA Tax Allocation (Eastside Proj)
Series 05B
5.60%, 1/01/30	500	499,435

Illinois - 1.0%
Antioch Vilage IL SSA #1 (Antioch IL SSA#1 - Deercrest)
Series 03
6.625%, 3/01/33	949	761,411
Plano IL SSA #3 (Plano IL SSA #3 Lakewood Spr)
Series 05A
5.95%, 3/01/28	542	536,412
Railsplitter Tobacco Settlement Auth IL
6.00%, 6/01/28	215	231,132

		1,528,955

Minnesota - 0.5%
Tobacco Securitization Auth MN
5.25%, 3/01/31	755	772,252

New York - 2.9%
Metropolitan Trnsp Auth NY
Series 2011D
5.00%, 11/15/29	3,365	3,625,451
Suffolk Cnty NY EDA (Catholic Hlth Svcs of Long Island)
5.00%, 7/01/28	745	773,511

		4,398,962

Puerto Rico - 9.4%
Puerto Rico Conv Ctr Dist Auth (Puerto Rico Hotel Occupancy Tax)

	Principal Amount (000)	U.S. $ Value
AMBAC Series 06A
5.00%, 7/01/18-7/01/19	6,370	6,733,341
Puerto Rico Elec Pwr Auth
5.00%, 7/01/20	2,530	2,753,576
5.375%, 7/01/24	1,030	1,107,796
Puerto Rico GO
Series 01A
5.50%, 7/01/19	500	558,745
Series 06A
5.25%, 7/01/22	500	524,190
Puerto Rico Govt Dev Bank
Series 06B
5.00%, 12/01/15	500	539,455
Puerto Rico HFA MFHR (Puerto Rico HFA Cap Fund)
5.125%, 12/01/27	375	399,060
Puerto Rico Mun Fin Agy
Series 05A
5.25%, 8/01/23	375	386,666
Univ of Puerto Rico
5.00%, 6/01/22	1,350	1,392,430

		14,395,259

Texas - 4.4%
North Texas Tollway Auth TX (Texas St Hwy Fund Third Tier)
Series 20111D
5.00%, 9/01/28	5,000	5,527,750
Texas Private Acvty Bond Srfc Trnsp Corp. (LBJ Managed Lanes Project)
7.00%, 6/30/40	740	802,456
Texas Private Acvty Bond Srfc Trnsp Corp. (NTE Mobility Partners LLC Project)
6.875%, 12/31/39	370	397,587

		6,727,793

Total Investments - 100.0% (cost $146,460,711) (c)		152,620,544
Other assets less liabilities - 0.0%		68,774

Net Assets - 100.0%		$152,689,318

INTEREST RATE SWAP TRANSACTIONS

			Rate Type
Swap Counterparty	Notional Amount (000)	Termination Date	Payments made by the Portfolio		Payments received by the Portfolio	Unrealized Appreciation/ (Depreciation)
Merrill Lynch	$3,600	8/1/16	SIFMA	*	4.071%	$535,430

*	Variable interest rate based on the Securities Industry & Financial Markets Association (SIFMA) Municipal Swap Index.

(a)	Fair valued.

(b)	Illiquid security.
(c)	As of December 31, 2011, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $6,976,291 and gross unrealized depreciation of investments was $(816,458), resulting in net unrealized appreciation of $6,159,833.

As of December 31, 2011, the Fund held 47.0% of net assets in insured bonds (of this amount 27.2% represents the Fund’s holding in pre-refunded or escrowed to maturity bonds).

Glossary:

AGM	-	Assured Guaranty Municipal
AMBAC	-	Ambac Assurance Corporation
CCD	-	Community College District
CDD	-	Community Development District
CFD	-	Community Facilities District
COP	-	Certificate of Participation
EDA	-	Economic Development Agency
ETM	-	Escrowed to Maturity
FGIC	-	Financial Guaranty Insurance Company
GO	-	General Obligation
HFA	-	Housing Finance Authority
IDA	-	Industrial Development Authority/Agency
MFHR	-	Multi-Family Housing Revenue
NPFGC	-	National Public Finance Guarantee Corporation
NPFGC-RE	-	National Public Finance Guarantee Corporation Reinsuring FGIC
RADIAN	-	Radian Asset Assurance Inc.
RTA	-	Regional Transportation Authority
SD	-	School District
SFMR	-	Single Family Mortgage Revenue
SSA	-	Special Services Area

AllianceBernstein Municipal Income Fund II

Ohio Portfolio

December 31, 2011 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The U.S. GAAP disclosure requirements establish a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of December 31, 2011:

Investments in Securities:	Level 1			Level 2		Level 3		Total
Assets:
Long-Term Municipal Bonds	$	– 0	–	$135,244,711		$17,375,833		$152,620,544

Total Investments in Securities		– 0	–	135,244,711		17,375,833		152,620,544
Other Financial Instruments* :
Assets:
Interest Rate Swap Contracts		– 0	–	– 0	–	535,430		535,430
Liabilities:		– 0	–	– 0	–	– 0	–	– 0	–

Total	$	– 0	–	$135,244,711		$17,911,263		$153,155,974

*	Other financial instruments are derivative instruments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value. The transfers between levels of the fair value hierarchy assumes the financial instrument was transferred at the beginning of the reporting period.

	Long-Term Municipal Bonds			Interest Rate Swap Contracts		Total
Balance as of 9/30/11	$	– 0	–	$538,113		$538,113
Accrued discounts/(premiums)		(13,820)		– 0	–	(13,820)
Realized gain (loss)		(251)		35,159		34,908
Change in unrealized appreciation/depreciation		(133,234)		(2,683)		(135,917)
Purchases		– 0	–	– 0	–	– 0	–
Sales		(116,000)		– 0	–	(116,000)
Settlements		– 0	–	(35,159)		(35,159)
Transfers in to Level 3		17,639,138		– 0	–	17,639,138
Transfers out of Level 3		– 0	–	– 0	–	– 0	–

Balance as of 12/31/11		$17,375,833		$535,430		$17,911,263

Net change in unrealized appreciation/depreciation from Investments held as of 12/31/11		$(133,234)		$(2,683)		$(135,917)

AllianceBernstein Municipal Income Fund II

Pennsylvania Portfolio

Portfolio of Investments

December 31, 2011 (unaudited)

	Principal Amount (000)	U.S. $ Value
MUNICIPAL OBLIGATIONS - 99.0%
Long-Term Municipal Bonds - 99.0%
Pennsylvania - 79.6%
Adams Cnty PA IDA (Gettysburg College)
5.00%, 8/15/25	$1,090	$1,204,635
Allegheny Cnty PA IDA (Residential Resources, Inc.)
5.00%, 9/01/21	500	472,115
Allegheny Cnty PA Redev Agy (Pittsburgh Mills Spl Tax)
5.60%, 7/01/23	1,500	1,390,755
Allegheny Cnty PA Sani Auth (Allegheny Cnty Pa Swr)
NPFGC Series 05A
5.00%, 12/01/24	3,490	3,799,074
Bucks Cnty PA Wtr & Swr Auth
AGM Series 2011A
5.00%, 12/01/29	1,255	1,375,053
Butler Cnty PA
FGIC Series 03
5.25%, 7/15/26 (Pre-refunded/ETM)	1,625	1,746,225
Carlisle SD PA GO
5.00%, 9/01/25	4,000	4,699,560
Coatesville PA SD GO
AGM
5.00%, 8/01/23	6,500	7,268,495
Cumberland Cnty PA Mun Auth (Asbury Atlantic, Inc.)
6.125%, 1/01/45	300	288,321
Delaware Cnty Auth PA (Elwyn Proj)
5.00%, 6/01/25	1,645	1,557,174
Delaware Cnty PA Hgr Ed Auth (Eastern College)
Series 99
5.625%, 10/01/28	2,500	2,500,375
Delaware Riv Port Auth PA & NJ
Series 2010E
5.00%, 1/01/29	4,470	4,763,634
Lancaster Area Swr Auth PA
NPFGC Series 04
5.00%, 4/01/22	1,330	1,403,403
Lehigh Northampton PA Arpt
NPFGC Series 00
6.00%, 5/15/30	4,400	4,400,264
Lycoming Cnty PA Auth (College of Technology)
AMBAC Series 02
5.25%, 5/01/32	2,250	2,249,798
Meadville PA GO
XLCA
5.00%, 10/01/25	3,080	3,251,494
Montgomery Cnty PA Hgr Ed Fac (Abington Memorial Hosp)
Series 02A
5.125%, 6/01/32	3,000	3,021,870

	Principal Amount (000)	U.S. $ Value
Montgomery Cnty PA IDA (New Regional Medical Ctr)
5.25%, 8/01/33	740	791,578
New Wilmington PA Mun Auth (Westminster College)
RADIAN
5.00%, 5/01/27	1,040	1,031,139
Pennsylvania Econ Dev Fin Auth (30th St Station Pkg Garage PA)
ACA Series 02
5.875%, 6/01/33	2,085	2,038,942
Pennsylvania Econ Dev Fin Auth (Amtrak)
Series 01A
6.375%, 11/01/41	3,000	3,026,040
Pennsylvania Hgr Ed Fac Auth (Dickinson College)
RADIAN Series 03AA-1
5.00%, 11/01/26	1,000	1,022,830
Pennsylvania Hgr Ed Fac Auth (Thomas Jefferson Univ)
5.00%, 3/01/27	1,460	1,609,796
Series 2010
5.00%, 3/01/28	1,390	1,522,300
Pennsylvania Hgr Ed Fac Auth (Univ of Pennsylvania Hlth Sys)
AMBAC Series 05A
5.00%, 8/15/20	2,000	2,202,840
Pennsylvania IDA (Pennsylvania Srf)
Series 08A
5.50%, 7/01/23	1,060	1,198,521
Pennsylvania Intergov Coop Auth
5.00%, 6/15/23	4,000	4,654,720
Pennsylvania Turnpike Comm
5.00%, 12/01/30 (a)	3,500	3,036,600
Philadelphia PA Gasworks
5.00%, 8/01/30	2,000	2,034,800
Philadelphia PA IDA (Leadership Learning Partners)
Series 05A
5.25%, 7/01/24 (b)	350	293,626
Philadelphia PA IDA (Univ of Pennsylvania)
Series 2007
0.67%, 4/26/14 (c)	2,000	1,968,980
Philadelphia PA Parking Auth (Philadelphia Airport Parking)
Series 2009
5.00%, 9/01/26	2,725	2,904,087
Philadelphia PA SD GO
Series 2011E
5.25%, 9/01/23	4,000	4,471,120
Pittsburgh & Allegheny PA Sports & Exhibition Auth (Pittsburgh-allegheny Cnty PA Sales Tax)
AGM
5.00%, 2/01/31	1,075	1,145,907

	Principal Amount (000)	U.S. $ Value
Pittsburgh PA GO
AGM Series 06C
5.25%, 9/01/17	5,000	5,685,400
Pittsburgh PA Pub Pkg Auth
NPFGC-RE Series 05A
5.00%, 12/01/19	2,435	2,615,945
Reading PA Area Wtr Auth
5.00%, 12/01/31	1,000	1,033,100
South Central Gen Auth PA (Hanover Hospital)
RADIAN
5.00%, 12/01/25	1,570	1,534,549
State Pub Sch Bldg Auth PA
AGM Series 03
5.25%, 6/01/26 (Pre-refunded/ETM)	5,000	5,343,200
State Pub Sch Bldg Auth PA (Colonial Intermediate Unit No. 20)
NPFGC-RE Series 05
5.00%, 5/15/26	2,025	2,127,668
Susquehanna PA Arpt Fac (Aero Harrisburg Llc)
Series 99
5.50%, 1/01/24	3,085	2,436,811
Wilkes-Barre PA Fin Auth (Univ of Scranton)
5.00%, 11/01/30	2,500	2,688,025
Wilkes-Barre PA Fin Auth (Wilkes Univ Proj)
5.00%, 3/01/22	510	529,426

		104,340,195

Arizona - 0.2%
Dove Mountain Resort CFD AZ
Series 2001
6.75%, 12/01/16	265	227,611

District of Columbia – 2.3%
District of Columbia Tax Incr
5.25%, 12/01/26	2,625	3,051,904

Florida - 3.3%
Collier Cnty FL IDA (Allete)
Series 96
6.50%, 10/01/25	400	401,276
Crossings at Fleming Is CDD FL
Series 00C
7.10%, 5/01/30	2,000	1,813,940
Double Branch CDD FL
Series 02A
6.70%, 5/01/34	955	949,413
Hammock Bay CDD FL
Series 04A
6.15%, 5/01/24	255	248,536
Northern Palm Beach Cnty FL ID #27-B
Series 02
6.40%, 8/01/32	845	845,228

		4,258,393

	Principal Amount (000)	U.S. $ Value
Guam - 0.8%
Guam Intl Arpt Auth
NPFGC Series 03B
5.25%, 10/01/23	500	506,000
Guam Wtrworks Auth
Series 05
6.00%, 7/01/25	500	512,130

		1,018,130

Illinois - 0.9%
Antioch Vilage IL SSA #1 (Antioch IL SSA#1-Deercrest)
Series 03
6.625%, 3/01/33	983	788,690
Plano IL SSA #3 (Plano IL SSA #3 Lakewood Spr)
Series 05A
5.95%, 3/01/28	445	440,412

		1,229,102

New York - 3.5%
Triborough Brdg & Tunl Auth NY
5.00%, 1/01/28	4,000	4,633,680

Puerto Rico - 7.0%
Puerto Rico Elec Pwr Auth
5.00%, 7/01/22	800	856,152
5.375%, 7/01/24	1,530	1,645,561
Puerto Rico GO
5.25%, 7/01/23	500	521,275
Puerto Rico HFA MFHR (Puerto Rico HFA Cap Fund)
5.125%, 12/01/27	1,180	1,255,709
Puerto Rico Hwy & Trnsp Auth (Puerto Rico Hwy & Trnsp Spl Tax)
FGIC Series 03G
5.25%, 7/01/14	3,335	3,508,320
Puerto Rico Mun Fin Agy
Series 05A
5.25%, 8/01/23	300	309,333
Puerto Rico Pub Bldgs Auth (Puerto Rico GO)
Series N
5.50%, 7/01/22	345	367,304
Univ of Puerto Rico
5.00%, 6/01/22	655	675,587

		9,139,241

Texas - 0.6%
Camino Real Regl Mob Auth TX
5.00%, 2/15/22	845	845,347

Washington - 0.8%
Washington St GO
AGM
5.00%, 7/01/28	920	1,000,242

		129,743,845

U.S. $ Value
Total Investments - 99.0% (cost $124,657,046) (d)	129,743,845
Other assets less liabilities - 1.0%	1,294,935

Net Assets - 100.0%	$131,038,780

(a)	Indicates a security that has a zero coupon that remains in effect until a predetermined date at which time the stated coupon rate becomes effective until final maturity.
(b)	Illiquid security.
(c)	Floating Rate Security. Stated interest rate was in effect at December 31, 2011.
(d)	As of December 31, 2011, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $6,024,538 and gross unrealized depreciation of investments was $(937,739), resulting in net unrealized appreciation of $5,086,799.

As of December 31, 2011, the Portfolio held 42.2% of net assets in insured bonds (of this amount 12.8% represents the Portfolio’s holding in pre-refunded or escrowed to maturity bonds).

Glossary:

ACA	-	ACA Financial Guaranty Corporation
AGM	-	Assured Guaranty Municipal
AMBAC	-	Ambac Assurance Corporation
CDD	-	Community Development District
CFD	-	Community Facilities District
ETM	-	Escrowed to Maturity
FGIC	-	Financial Guaranty Insurance Company
GO	-	General Obligation
HFA	-	Housing Finance Authority
ID	-	Improvement District
IDA	-	Industrial Development Authority/Agency
MFHR	-	Multi-Family Housing Revenue
NPFGC	-	National Public Finance Guarantee Corporation
NPFGC-RE	-	National Public Finance Guarantee Corporation Reinsuring FGIC
RADIAN	-	Radian Asset Assurance Inc.
SD	-	School District
SSA	-	Special Services Area
XLCA	-	XL Capital Assurance Inc.

AllianceBernstein Municipal Income Fund II

Pennsylvania Portfolio

December 31, 2011 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The U.S. GAAP disclosure requirements establish a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of December 31, 2011:

Investments in Securities:	Level 1			Level 2		Level 3		Total
Assets:
Long-Term Municipal Bonds	$	– 0	–	$116,194,033		$13,549,812		$129,743,845

Total Investments in Securities		– 0	–	116,194,033		13,549,812		129,743,845
Other Financial Instruments*		– 0	–	– 0	–	– 0	–	– 0	–

Total	$	– 0	–	$116,194,033		$13,549,812		$129,743,845

*	Other financial instruments are derivative instruments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value. The transfers between levels of the fair value hierarchy assumes the financial instrument was transferred at the beginning of the reporting period.

	Long-Term Municipal Bonds			Total
Balance as of 9/30/11	$	– 0	–	$	– 0	–
Accrued discounts/(premiums)		9,278			9,278
Realized gain (loss)		24,081			24,081
Change in unrealized appreciation/depreciation		(77,951)			(77,951)
Purchases		– 0	–		– 0	–
Sales		(160,000)			(160,000)
Transfers in to Level 3		13,754,404			13,754,404
Transfers out of Level 3		– 0	–		– 0	–

Balance as of 12/31/11		$13,549,812			$13,549,812

Net change in unrealized appreciation/depreciation from Investments held as of 12/31/11		$(77,951)			$(77,951)

AllianceBernstein Municipal Income Fund II

Virginia Portfolio

Portfolio of Investments

December 31, 2011 (unaudited)

	Principal Amount (000)	U.S. $ Value
MUNICIPAL OBLIGATIONS - 97.6%
Long-Term Municipal Bonds - 97.6%
Virginia - 71.4%
Albemarle Cnty VA IDA Ed Fac (The Covenant School)
Series 01A
7.75%, 7/15/32	$2,990	$2,983,811
Arlington Cnty VA IDA MFHR (Arlington View Terrace Apts)
Series 01
5.15%, 11/01/31	1,550	1,570,940
Bell Creek CDA VA
Series 03A
6.75%, 3/01/22	134	134,649
Celebrate Virginia North CDA VA
Series 03B
6.60%, 3/01/25	15	10,259
Chesapeake VA GO
Series 2010D
5.00%, 12/01/25	2,275	2,716,486
Dulles Town Ctr CDA VA
Series 98
6.25%, 3/01/26	1,860	1,859,870
Fairfax Cnty VA Econ Dev Dist (Fairfax Cnty VA Trnsp Impt Dist)
5.00%, 4/01/28	8,635	9,799,257
Fairfax Cnty VA EDA (Goodwin House)
5.00%, 10/01/22	1,000	1,035,710
Fairfax Cnty VA IDA (Inova Health Sys)
5.00%, 5/15/25	1,000	1,125,560
Fairfax Cnty VA Wtr Auth
5.00%, 4/01/32 (Pre-refunded/ETM)	1,355	1,370,515
5.00%, 4/01/32	2,025	2,031,338
Fairfax VA GO
Series 2010
5.00%, 7/15/25	480	571,642
Hampton VA Convention Ctr
5.00%, 1/15/35 (Pre-refunded/ETM)	635	665,537
AMBAC
5.00%, 1/15/35	4,515	4,553,152
Hampton VA GO
Series 2010A
5.00%, 1/15/21	1,750	2,120,685
Hamptons Roads Santn Dist VA Wstwtr
5.00%, 4/01/25	6,650	7,542,962
Harrisonburg VA IDA (Rockingham Mem Hosp)
AMBAC
5.00%, 8/15/22-8/15/25	7,850	7,974,318
Henrico Cnty VA GO
5.00%, 12/01/26	1,000	1,146,710
Series 2010
5.00%, 7/15/24	6,600	7,910,562
Henrico Cnty VA Wtr & Swr
5.00%, 5/01/25	1,165	1,346,088
Series 2009
5.00%, 5/01/27	1,200	1,366,824

	Principal Amount (000)	U.S. $ Value
Isle Wight Cnty VA GO
6.00%, 7/01/27	3,500	4,147,885
James City Cnty VA EDA (James City Cnty VA Lease)
AGM
5.00%, 6/15/22	4,385	4,985,175
James City Cnty VA Swr (Anheuser-Busch Cos., Inc.)
Series 97
6.00%, 4/01/32	4,200	4,203,234
Leesburg VA GO
Series 2011A
5.00%, 1/15/24	2,040	2,451,692
Lexington VA Indl Dev Auth (Virginia Military Institute)
Series 2010B
5.00%, 12/01/30	3,885	4,350,889
Loudoun Cnty VA Santn Auth
5.00%, 1/01/29	3,820	4,353,310
Montgomery Cnty VA IDA (Montgomery Cnty VA Lease)
5.00%, 2/01/24	2,000	2,239,360
Mosaic Dist VA CDA
Series 2011A
6.875%, 3/01/36	250	260,018
New Port CDA VA
5.50%, 9/01/26 (a)	957	531,212
Newport News VA IDA MFHR (Walker Village Apts)
Series 02A
5.55%, 9/20/34	1,880	1,888,780
5.65%, 3/20/44	1,660	1,668,549
Norfolk VA Arpt Auth (Cargo Acquisition Group)
Series 02
6.25%, 1/01/30	965	842,638
Northwestern Reg Jail Auth VA
NPFGC
5.00%, 7/01/25	1,500	1,580,850
Prince William Cnty VA IDA (George Mason Univ)
5.50%, 9/01/31	3,750	4,111,612
Prince William Cnty VA IDA (Woodwind Gables Apt)
AMBAC Series 01A
5.30%, 12/01/34	2,760	2,341,915
Reynolds Crossing CDA VA
5.10%, 3/01/21	2,135	2,103,423
Richmond VA GO
AGM Series 05A
5.00%, 7/15/22	2,500	2,783,125
Series 2009A
5.00%, 7/15/27	1,400	1,587,404
Richmond VA Pub Util
5.00%, 1/15/28	1,000	1,117,140
Roanoke VA IDA (Carilion Health Sys)
AGM
5.00%, 7/01/27	3,000	3,229,800

	Principal Amount (000)	U.S. $ Value
Suffolk VA GO
5.00%, 2/01/20 (Pre-refunded/ETM)	1,710	2,055,899
5.00%, 8/01/22-2/01/26	7,140	8,474,368
NPFGC
5.00%, 2/01/20	1,290	1,493,988
Univ of Virginia
5.00%, 9/01/29	2,910	3,442,850
Upper Occoquan Swr Auth VA
AGM
5.00%, 7/01/25	2,500	2,738,250
Virginia Beach VA Dev Auth MFHR (Sholom Terrace Apts)
Series 02
5.40%, 4/01/44	2,900	2,964,612
Virginia Beach VA Wtr & Swr
5.00%, 10/01/30	2,000	2,157,300
Virginia College Bldg Auth
5.00%, 9/01/16 (Pre-refunded/ETM)	220	253,565
Virginia College Bldg Auth (Liberty Univ)
5.25%, 3/01/29	5,000	5,627,250
Virginia College Bldg Auth (Roanoke College)
5.00%, 4/01/23	1,000	1,076,140
Virginia College Bldg Auth (Virginia Lease Pub Hgr Ed)
5.00%, 9/01/16	5,615	6,432,263
Series 05A
5.00%, 9/01/17	5,890	6,703,939
Virginia ComWlth Univ Hlth Sys Auth
5.00%, 7/01/27	1,000	1,084,060
Virginia HDA SFMR (Virginia HDA)
Series 01D
5.40%, 6/01/24	3,155	3,159,196
Series 02B
5.50%, 4/01/27	5,000	5,006,800
Virginia Port Auth
Series 2010
5.00%, 7/01/30	2,250	2,459,790
Virginia Port Auth (Virginia Lease Port Fund)
Series 02
5.00%, 7/01/27	1,000	1,016,010
5.125%, 7/01/24	4,000	4,085,680
Virginia Resources Auth (Virginia Pooled Fing Prog Infrastructure)
Series 2011B
5.00%, 11/01/26	7,740	9,193,108
Virginia Resources Auth (Virginia SRF)
5.00%, 10/01/27	2,500	2,931,450
Series 2009
5.00%, 10/01/25	3,345	3,981,821
Virginia Small Business Fin Auth (Wellmont Hlth Sys Proj)
5.125%, 9/01/22	710	737,285
Watkins Centre CDA VA
5.40%, 3/01/20	583	584,294

		188,274,804

	Principal Amount (000)	U.S. $ Value
Arizona - 0.4%
Dove Mountain Resort CFD AZ
Series 2001
6.75%, 12/01/16	355	304,913
Salt Verde Fin Corp. Gas (Citigroup, Inc.)
Series 2007
5.00%, 12/01/37	705	648,388

		953,301

California - 1.1%
California Statewide CDA (Enloe Med Ctr)
6.25%, 8/15/28	1,910	2,135,055
Series 2008A
5.50%, 8/15/23	660	728,673

		2,863,728

District of Columbia - 8.1%
District of Columbia (Howard Univ)
Series 2011A
6.25%, 10/01/32	4,700	5,036,567
District of Columbia Tax Incr
5.25%, 12/01/26	3,860	4,487,752
Metro Washington Arpt Auth VA
Series C
5.125%, 10/01/34	5,130	5,436,568
Metro Washington Arpt Auth VA (Dulles Toll Road)
Series 2010B
6.50%, 10/01/44 (b)	4,300	2,994,391
Washington DC Metro Area Trnst Auth
5.25%, 7/01/27	3,000	3,378,990

		21,334,268

Georgia - 0.2%
Atlanta GA Tax Allocation (Eastside Proj)
Series 05B
5.60%, 1/01/30	500	499,435

Illinois - 0.3%
Plano IL SSA #3 (Plano IL SSA #3 Lakewood Spr)
Series 05A
5.95%, 3/01/28	445	440,412
Railsplitter Tobacco Settlement Auth IL
6.00%, 6/01/28	325	349,385

		789,797

Minnesota - 0.5%
Tobacco Securitization Auth MN
5.25%, 3/01/31	1,275	1,304,134

	Principal Amount (000)	U.S. $ Value
New York - 3.3%
Metropolitan Trnsp Auth NY
Series 2011D
5.00%, 11/15/28-11/15/29	5,745	6,212,856
New York NY GO
Series 06
5.00%, 6/01/22	1,125	1,275,784
Suffolk Cnty NY EDA (Catholic Hlth Svcs of Long Island)
5.00%, 7/01/28	1,275	1,323,794

		8,812,434

Ohio - 0.1%
Lorain Cnty OH Port Auth (United States Steel Corp.)
6.75%, 12/01/40	405	417,523

Puerto Rico - 8.5%
Puerto Rico Elec Pwr Auth
5.00%, 7/01/20	800	870,696
NPFGC
5.50%, 7/01/17	5,000	5,726,250
Puerto Rico GO
Series 01A
5.50%, 7/01/19	500	558,745
Puerto Rico Govt Dev Bank
Series 06B
5.00%, 12/01/15	500	539,455
Puerto Rico HFA MFHR
5.00%, 12/01/20 (Pre-refunded/ETM)	3,290	3,566,459
Puerto Rico HFA MFHR (Puerto Rico HFA Cap Fund)
5.00%, 12/01/20	1,580	1,659,664
5.125%, 12/01/27	290	308,606
Puerto Rico Hwy & Trnsp Auth
Series 2003G
5.25%, 7/01/14 (Pre-refunded/ETM)	1,395	1,496,417
Puerto Rico Hwy & Trnsp Auth (Puerto Rico Hwy & Trnsp Spl Tax)
FGIC Series 03G
5.25%, 7/01/14	1,840	1,935,625
FGIC Series 2003G
5.25%, 7/01/14	365	383,969
Puerto Rico Mun Fin Agy
Series 05A
5.25%, 8/01/23	340	350,577
Puerto Rico Sales Tax Fin Corp.
Series 2009A
5.50%, 8/01/28 (Pre-refunded/ETM)	25	32,465
5.50%, 8/01/28	2,975	3,247,718
Univ of Puerto Rico
5.00%, 6/01/22	1,740	1,794,688

		22,471,334

Texas - 3.2%
Spring TX ISD GO
5.00%, 8/15/25	5,655	6,615,049

	Principal Amount (000)	U.S. $ Value
Texas Private Acvty Bond Srfc Trnsp Corp. (LBJ Managed Lanes Project)	1,110	1,203,684
7.00%, 6/30/40
Texas Private Acvty Bond Srfc Trnsp Corp. (NTE Mobility Partners LLC Project)
6.875%, 12/31/39	555	596,381

		8,415,114

Washington - 0.5%
Washington St GO
AGM
5.00%, 7/01/28	1,335	1,451,439

Total Long-Term Municipal Bonds (cost $245,016,084)		257,587,311

	Shares
SHORT-TERM INVESTMENTS - 0.7%
Investment Companies - 0.7%
AllianceBernstein Fixed-Income Shares, Inc. - Government STIF Portfolio, 0.09% (c) (cost $1,718,702)	1,718,702	1,718,702

Total Investments - 98.3% (cost $246,734,786) (d)		259,306,013
Other assets less liabilities - 1.7%		4,533,626

Net Assets - 100.0%		$263,839,639

INTEREST RATE SWAP TRANSACTIONS

			Rate Type
Swap Counterparty	Notional Amount (000)	Termination Date	Payments made by the Portfolio		Payments received by the Portfolio	Unrealized Appreciation/ (Depreciation)
Citibank	$7,000	12/1/17	SIFMA	*	3.792%	$1,071,053

*	Variable interest rate based on the Securities Industry & Financial Markets Association (SIFMA) Municipal Swap Index.

(a)	Illiquid security.
(b)	Indicates a security that has a zero coupon that remains in effect until a predetermined date at which time the stated coupon rate becomes effective until final maturity.
(c)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.
(d)	As of December 31, 2011, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $13,784,147 and gross unrealized depreciation of investments was $(1,212,920), resulting in net unrealized appreciation of $12,571,227.

As of December 31, 2011, the Fund held 15.6% of net assets in insured bonds (of this amount 0.0% represents the Fund’s holding in pre-refunded or escrowed to maturity bonds).

Glossary:

AGM	-	Assured Guaranty Municipal
AMBAC	-	Ambac Assurance Corporation
CDA	-	Community Development Authority
CFD	-	Community Facilities District
EDA	-	Economic Development Agency
ETM	-	Escrowed to Maturity
FGIC	-	Financial Guaranty Insurance Company
GO	-	General Obligation
HDA	-	Housing Development Authority
HFA	-	Housing Finance Authority
IDA	-	Industrial Development Authority/Agency
ISD	-	Independent School District
MFHR	-	Multi-Family Housing Revenue
NPFGC	-	National Public Finance Guarantee Corporation
SFMR	-	Single Family Mortgage Revenue
SRF	-	State Revolving Fund
SSA	-	Special Services Area

AllianceBernstein Municipal Income Fund II

Virginia Portfolio

December 31, 2011 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The U.S. GAAP disclosure requirements establish a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of December 31, 2011:

Investments in Securities:	Level 1			Level 2		Level 3		Total
Assets:
Long-Term Municipal Bonds	$	– 0	–	$234,433,202		$23,154,109		$257,587,311
Short-Term Investments		1,718,702		– 0	–	– 0	–	1,718,702

Total Investments in Securities		1,718,702		234,433,202		23,154,109		259,306,013
Other Financial Instruments* :
Assets:
Interest Rate Swap Contracts		– 0	–	– 0	–	1,071,053		1,071,053
Liabilities		– 0	–	– 0	–	– 0	–	– 0	–

Total		$1,718,702		$234,433,202		$24,225,162		$260,377,066

*	Other financial instruments are derivative instruments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value. The transfers between levels of the fair value hierarchy assumes the financial instrument was transferred at the beginning of the reporting period.

	Long-Term Municipal Bonds			Interest Rate Swap Contracts		Total
Balance as of 9/30/11	$	– 0	–	$1,049,614		$1,049,614
Accrued discounts/(premiums)		(11,283)		– 0	–	(11,283)
Realized gain (loss)		(25,400)		63,782		38,382
Change in unrealized appreciation/depreciation		258,906		21,439		280,345
Purchases		8,998,756		– 0	–	8,998,756
Sales		(1,229,600)		– 0	–	(1,229,600)
Settlements		– 0	–	(63,782)		(63,782)
Transfers in to Level 3		15,162,730		– 0	–	15,162,730
Transfers out of Level 3		– 0	–	– 0	–	– 0	–

Balance as of 12/31/11		$23,154,109		$1,071,053		$24,225,162

Net change in unrealized appreciation/depreciation from Investments held as of 12/31/11		$258,906		$21,439		$280,345

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant’s internal control over financial reporting that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 3.	EXHIBITS.

The following exhibits are attached to this Form N-Q:

EXHIBIT NO.	DESCRIPTION OF EXHIBIT

3 (a) (1)	Certification of Principal Executive Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

3 (a) (2)	Certification of Principal Financial Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): AllianceBernstein Municipal Income Fund II

By:	/s/ Robert M. Keith
Robert M. Keith President

Date:	February 23, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	February 23, 2012

By:	/s/ Joseph J. Mantineo
Joseph J. Mantineo Treasurer and Chief Financial Officer

Date:	February 23, 2012